FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA CC

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA CC

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA CC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA CC indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA CC as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	T. Rowe Price All-Cap Opportunities (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	T. Rowe Price Equity Income Service Class (1)
Allspring VT Discovery Class 2 Shares (1)	T. Rowe Price International Stock (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA Aegon Bond Initial Class (1)
BNY Mellon Sustainable U.S. Equity Service Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
BNY Mellon VIF Appreciation Service Shares (1)	TA BlackRock Global Real Estate Securities Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Calvert VP EAFE International Index Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class (1)
Calvert VP SRI Balanced (1)	TA Goldman Sachs Managed Risk - Growth ETF Initial Class (1)
Calvert VP SRI Mid Cap (1)	TA International Focus Initial Class (1)
Columbia - Select Mid Cap Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Columbia - Seligman Global Technology Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)

DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA Morgan Stanley Capital Growth Initial Class (1)
DFA VA U.S. Large Value (1)	TA Multi-Managed Balanced Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA S&P 500 Index Initial Class (2)
Federated Hermes Fund for U.S. Government Securities II (1)	TA Small/Mid Cap Value Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	TA TS&W International Equity Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Fidelity® VIP Asset Manager Initial Class (1)	Vanguard® Equity Index (1)
Fidelity® VIP Contrafund® Initial Class (1)	Vanguard® International (1)
Fidelity® VIP Equity-Income Initial Class (1)	Vanguard® Mid-Cap Index (1)
Fidelity® VIP Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)
Fidelity® VIP Growth Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
Fidelity® VIP Mid Cap Initial Class (1)	Vanguard® Total Bond Market Index (1)
Fidelity® VIP Value Strategies Initial Class (1)	Wanger Acorn (1)
NVIT Emerging Markets Class D Shares (1)	Wanger International (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA CC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA CC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA CC since 2014.

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Large Cap Growth Class B Shares	3,920.079	$215,005	$209,528	$40	$209,568	53,056	$3.234707	$19.860372
AB Sustainable Global Thematic Growth Class B Shares	6.079	238	174	7	181	109	1.662321	17.730536
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-	84.175331	99.572660
BNY Mellon Sustainable U.S. Equity Initial Shares	67,472.644	2,623,587	2,815,633	-	2,815,633	41,693	58.068492	72.369668
BNY Mellon Sustainable U.S. Equity Service Shares	0.055	2	2	(2)	-	-	2.377670	15.753169
BNY Mellon VIF Appreciation Service Shares	1,651.828	58,464	51,735	(6)	51,729	14,490	3.075687	18.247295
BNY Mellon VIF Growth and Income Initial Shares	44,330.256	1,295,400	1,279,814	(3)	1,279,811	16,132	76.952201	93.719080
Calvert VP EAFE International Index Class I Shares	15,321.349	1,159,983	1,279,945	10	1,279,955	893,963	1.373402	1.480684
Calvert VP SRI Balanced	1,181,833.943	2,461,206	2,446,396	1	2,446,397	50,394	45.626381	54.484415
Calvert VP SRI Mid Cap	194,851.391	5,645,573	4,454,303	13	4,454,316	66,793	59.979991	71.580104
Columbia - Select Mid Cap Growth Class 2 Shares	3,115.043	59,090	109,494	-	109,494	49,336	1.984761	15.060500
Columbia - Seligman Global Technology Class 2 Shares	17,317.829	355,126	303,928	2	303,930	47,625	4.769444	23.311843
Columbia - Small Company Growth Class 1 Shares	95,178.904	1,545,301	875,646	(24)	875,622	177,703	3.308320	49.346390
DFA VA Global Bond	4,235,048.866	44,950,054	40,741,170	(100)	40,741,070	25,499,129	1.169238	24.920312
DFA VA International Small	2,272,684.156	27,220,450	24,431,355	81	24,431,436	6,036,655	2.240068	43.365286
DFA VA International Value	2,435,662.134	28,284,693	29,812,505	5	29,812,510	10,134,794	1.330112	39.418699
DFA VA Short-Term Fixed	3,623,343.905	37,004,158	35,979,805	(26)	35,979,779	26,711,524	0.867083	15.946903
DFA VA U.S. Large Value	2,025,232.468	49,090,589	61,627,824	86	61,627,910	13,644,212	2.814853	95.912846
DFA VA U.S. Targeted Value	1,976,406.680	35,100,297	40,595,393	129	40,595,522	7,684,657	2.924054	126.231579
Federated Hermes Fund for U.S. Government Securities II	155,598.725	1,686,973	1,431,508	(41)	1,431,467	739,077	1.235883	21.415457
Federated Hermes Government Money II Service Shares	7,638,031.119	7,638,031	7,638,031	7	7,638,038	6,156,894	0.849422	14.553530
Federated Hermes High Income Bond II Primary Shares	586,464.778	3,597,754	3,131,722	8	3,131,730	916,710	2.499299	38.919566
Federated Hermes Managed Volatility II Primary Shares	299,546.481	2,949,446	2,534,163	(8)	2,534,155	942,378	1.744428	36.030071
Fidelity® VIP Asset Manager Initial Class	31,735.072	491,117	454,446	(1)	454,445	12,405	36.249965	43.724487
Fidelity® VIP Contrafund® Initial Class	150,343.077	5,742,364	5,694,996	(65)	5,694,931	1,721,464	2.875029	16.386053
Fidelity® VIP Equity-Income Initial Class	53,734.140	1,179,463	1,265,976	(1)	1,265,975	18,848	66.437459	79.779338
Fidelity® VIP Government Money Market Initial Class	4,706,121.960	4,706,122	4,706,122	(63)	4,706,059	313,616	13.053021	15.427383
Fidelity® VIP Growth Initial Class	26,762.651	2,012,557	1,913,797	2	1,913,799	19,014	98.269663	121.917123
Fidelity® VIP Mid Cap Initial Class	31,004.547	1,041,487	1,014,469	5	1,014,474	208,087	4.081391	14.309780
Fidelity® VIP Value Strategies Initial Class	75,159.508	999,768	1,080,794	13	1,080,807	291,743	3.176417	15.861335
NVIT Emerging Markets Class D Shares	71,853.774	753,758	725,723	1	725,724	68,936	9.586570	10.609430
T. Rowe Price All-Cap Opportunities	49,303.783	1,495,416	1,413,046	4	1,413,050	12,674	110.842801	128.641678
T. Rowe Price Equity Income Service Class	39,943.064	1,102,828	1,078,862	(1)	1,078,861	13,761	77.336974	93.241611
T. Rowe Price International Stock	21,905.202	319,727	285,644	(1)	285,643	12,466	22.844347	27.421717
TA Aegon Bond Initial Class	1,167,736.999	13,267,702	10,719,826	55	10,719,881	6,321,483	1.458439	9.306030
TA Aegon Sustainable Equity Income Initial Class	105,001.611	1,976,385	1,844,878	(3)	1,844,875	796,162	2.140525	11.386577
TA BlackRock Global Real Estate Securities Initial Class	127,212.336	1,471,521	1,160,177	1	1,160,178	329,287	2.608122	44.044421
TA BlackRock Government Money Market Initial Class	2,064,863.360	2,064,863	2,064,863	(7)	2,064,856	2,116,219	0.927624	0.980600
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	99,560.141	1,165,229	1,107,109	(2)	1,107,107	681,777	1.396532	11.150129
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	31,732.411	338,303	296,698	(1)	296,697	169,798	1.533011	12.105959
TA International Focus Initial Class	72,843.250	640,423	572,548	5	572,553	226,795	2.091614	12.928132
TA Janus Mid-Cap Growth Initial Class	20,758.552	697,548	652,856	15	652,871	200,677	2.557398	17.949937

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA JPMorgan Asset Allocation - Conservative Initial Class	116,023.437	$1,210,487	$956,033	$14	$956,047	466,574	$1.805206	$11.082772
TA JPMorgan Asset Allocation - Growth Initial Class	295,054.516	3,450,804	2,620,084	34	2,620,118	851,648	2.586078	14.545401
TA JPMorgan Asset Allocation - Moderate Initial Class	139,435.600	1,602,747	1,348,342	(9)	1,348,333	584,896	2.063072	11.899007
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	144,565.216	1,678,882	1,386,380	(31)	1,386,349	512,750	2.312460	12.955749
TA JPMorgan Enhanced Index Initial Class	130,456.050	2,704,478	2,579,116	18	2,579,134	301,422	3.183569	48.995649
TA Morgan Stanley Capital Growth Initial Class	4,710.198	46,649	17,852	(7)	17,845	5,307	3.075316	14.565659
TA Multi-Managed Balanced Initial Class	110,111.283	1,591,705	1,497,513	(27)	1,497,486	578,057	2.350623	13.595706
TA S&P 500 Index Initial Class	5,500.302	95,160	90,040	(1)	90,039	96,187	0.929578	9.360897
TA Small/Mid Cap Value Initial Class	137,796.972	2,720,469	2,594,717	53	2,594,770	298,107	3.071947	106.633662
TA T. Rowe Price Small Cap Initial Class	490,115.389	6,960,285	4,793,329	75	4,793,404	1,303,155	3.178448	14.304007
TA TS&W International Equity Initial Class	61,012.748	838,611	771,811	(10)	771,801	289,049	1.752725	20.513763
TA WMC US Growth Initial Class	299,886.071	9,965,782	7,779,045	1	7,779,046	1,803,174	3.093154	18.215804
Vanguard® Equity Index	881,727.931	39,295,276	44,738,875	48	44,738,923	10,058,108	3.742832	16.832294
Vanguard® International	582,133.986	16,307,031	13,109,657	13	13,109,670	6,785,990	1.661581	16.019563
Vanguard® Mid-Cap Index	626,018.344	13,495,341	13,384,272	(43)	13,384,229	2,700,687	4.203592	14.927895
Vanguard® Real Estate Index	1,149,649.750	14,145,663	13,255,462	(17)	13,255,445	3,222,323	3.712897	11.518166
Vanguard® Short-Term Investment Grade	2,478,332.069	26,340,556	24,585,054	(51)	24,585,003	16,221,214	1.291703	9.712621
Vanguard® Total Bond Market Index	3,318,985.016	39,724,494	34,251,925	57	34,251,982	21,226,968	1.386618	9.311055
Wanger Acorn	223,027.551	3,996,220	2,442,152	50	2,442,202	444,965	3.476601	102.998938
Wanger International	133,868.441	3,241,003	2,340,020	(3)	2,340,017	575,258	1.290425	90.035103

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Large Cap Growth Class B Shares	$209,568	$-	$209,568
AB Sustainable Global Thematic Growth Class B Shares	181	-	181
Allspring VT Discovery Class 2 Shares	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	2,780,235	35,398	2,815,633
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-
BNY Mellon VIF Appreciation Service Shares	51,729	-	51,729
BNY Mellon VIF Growth and Income Initial Shares	1,263,483	16,328	1,279,811
Calvert VP EAFE International Index Class I Shares	1,257,172	22,783	1,279,955
Calvert VP SRI Balanced	2,398,351	48,046	2,446,397
Calvert VP SRI Mid Cap	4,373,543	80,773	4,454,316
Columbia - Select Mid Cap Growth Class 2 Shares	104,954	4,540	109,494
Columbia - Seligman Global Technology Class 2 Shares	292,856	11,074	303,930
Columbia - Small Company Growth Class 1 Shares	875,622	-	875,622
DFA VA Global Bond	40,601,924	139,146	40,741,070
DFA VA International Small	24,334,254	97,182	24,431,436
DFA VA International Value	29,711,365	101,145	29,812,510
DFA VA Short-Term Fixed	35,606,962	372,817	35,979,779
DFA VA U.S. Large Value	61,297,335	330,575	61,627,910
DFA VA U.S. Targeted Value	40,343,609	251,913	40,595,522
Federated Hermes Fund for U.S. Government Securities II	1,402,084	29,383	1,431,467
Federated Hermes Government Money II Service Shares	7,623,919	14,119	7,638,038
Federated Hermes High Income Bond II Primary Shares	3,084,336	47,394	3,131,730
Federated Hermes Managed Volatility II Primary Shares	2,516,654	17,501	2,534,155
Fidelity® VIP Asset Manager Initial Class	454,445	-	454,445
Fidelity® VIP Contrafund® Initial Class	5,685,303	9,628	5,694,931
Fidelity® VIP Equity-Income Initial Class	1,188,790	77,185	1,265,975
Fidelity® VIP Government Money Market Initial Class	4,661,826	44,233	4,706,059
Fidelity® VIP Growth Initial Class	1,824,571	89,228	1,913,799
Fidelity® VIP Mid Cap Initial Class	1,014,474	-	1,014,474
Fidelity® VIP Value Strategies Initial Class	1,080,807	-	1,080,807
NVIT Emerging Markets Class D Shares	724,645	1,079	725,724
T. Rowe Price All-Cap Opportunities	1,376,572	36,478	1,413,050
T. Rowe Price Equity Income Service Class	993,021	85,840	1,078,861
T. Rowe Price International Stock	285,643	-	285,643
TA Aegon Bond Initial Class	10,626,048	93,833	10,719,881
TA Aegon Sustainable Equity Income Initial Class	1,805,307	39,568	1,844,875
TA BlackRock Global Real Estate Securities Initial Class	1,159,721	457	1,160,178
TA BlackRock Government Money Market Initial Class	2,039,669	25,187	2,064,856
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	1,107,107	-	1,107,107
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	296,697	-	296,697
TA International Focus Initial Class	572,553	-	572,553

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA Janus Mid-Cap Growth Initial Class	$652,871	$-	$652,871
TA JPMorgan Asset Allocation - Conservative Initial Class	956,047	-	956,047
TA JPMorgan Asset Allocation - Growth Initial Class	2,620,118	-	2,620,118
TA JPMorgan Asset Allocation - Moderate Initial Class	1,348,333	-	1,348,333
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,386,349	-	1,386,349
TA JPMorgan Enhanced Index Initial Class	2,566,905	12,229	2,579,134
TA Morgan Stanley Capital Growth Initial Class	17,845	-	17,845
TA Multi-Managed Balanced Initial Class	1,455,639	41,847	1,497,486
TA S&P 500 Index Initial Class	90,039	-	90,039
TA Small/Mid Cap Value Initial Class	2,576,347	18,423	2,594,770
TA T. Rowe Price Small Cap Initial Class	4,774,826	18,578	4,793,404
TA TS&W International Equity Initial Class	767,118	4,683	771,801
TA WMC US Growth Initial Class	7,692,519	86,527	7,779,046
Vanguard® Equity Index	44,541,986	196,937	44,738,923
Vanguard® International	13,027,203	82,467	13,109,670
Vanguard® Mid-Cap Index	13,296,111	88,118	13,384,229
Vanguard® Real Estate Index	13,104,826	150,619	13,255,445
Vanguard® Short-Term Investment Grade	24,483,438	101,565	24,585,003
Vanguard® Total Bond Market Index	34,076,477	175,505	34,251,982
Wanger Acorn	2,441,811	391	2,442,202
Wanger International	2,335,706	4,311	2,340,017

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	Allspring VT Discovery Class 2 Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount

Net Assets as of December 31, 2020:	$237,815	$22,098	$-	$2,853,761

Investment Income:
Reinvested Dividends	-	-	-	25,787
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,777	132	-	33,133

Net Investment Income (Loss)	(1,777)	(132)	-	(7,346)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,670	1,252	-	75,824
Realized Gain (Loss) on Investments	2,469	14,070	-	98,085

Net Realized Capital Gains (Losses) on Investments	22,139	15,322	-	173,909
Net Change in Unrealized Appreciation (Depreciation)	45,386	(13,146)	-	607,002

Net Gain (Loss) on Investment	67,525	2,176	-	780,911

Net Increase (Decrease) in Net Assets Resulting from Operations	65,748	2,044	-	773,565

Increase (Decrease) in Net Assets from Contract Transactions	(4,682)	(23,857)	-	119,158

Total Increase (Decrease) in Net Assets	61,066	(21,813)	-	892,723

Net Assets as of December 31, 2021:	$298,881	$285	$-	$3,746,484

Investment Income:
Reinvested Dividends	-	-	-	16,073
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,524	3	-	30,001

Net Investment Income (Loss)	(1,524)	(3)	-	(13,928)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,933	20	-	220,129
Realized Gain (Loss) on Investments	462	(1)	-	32,806

Net Realized Capital Gains (Losses) on Investments	30,395	19	-	252,935
Net Change in Unrealized Appreciation (Depreciation)	(115,804)	(92)	-	(1,119,411)

Net Gain (Loss) on Investment	(85,409)	(73)	-	(866,476)

Net Increase (Decrease) in Net Assets Resulting from Operations	(86,933)	(76)	-	(880,404)

Increase (Decrease) in Net Assets from Contract Transactions	(2,380)	(28)	-	(50,447)

Total Increase (Decrease) in Net Assets	(89,313)	(104)	-	(930,851)

Net Assets as of December 31, 2022:	$209,568	$181	$-	$2,815,633

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP EAFE International Index Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$-	$50,801	$1,311,918	$1,453,317

Investment Income:
Reinvested Dividends	-	115	6,917	27,017
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	505	18,979	16,122

Net Investment Income (Loss)	-	(390)	(12,062)	10,895

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,335	94,624	-
Realized Gain (Loss) on Investments	-	227	65,294	21,924

Net Realized Capital Gains (Losses) on Investments	-	5,562	159,918	21,924
Net Change in Unrealized Appreciation (Depreciation)	1	7,866	162,330	105,742

Net Gain (Loss) on Investment	1	13,428	322,248	127,666

Net Increase (Decrease) in Net Assets Resulting from Operations	1	13,038	310,186	138,561

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(1)	(83,962)	(55,853)

Total Increase (Decrease) in Net Assets	-	13,037	226,224	82,708

Net Assets as of December 31, 2021:	$-	$63,838	$1,538,142	$1,536,025

Investment Income:
Reinvested Dividends	-	231	10,709	45,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	469	17,264	13,728

Net Investment Income (Loss)	-	(238)	(6,555)	32,212

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	15,936	266,485	-
Realized Gain (Loss) on Investments	-	107	9,766	5,960

Net Realized Capital Gains (Losses) on Investments	-	16,043	276,251	5,960
Net Change in Unrealized Appreciation (Depreciation)	(1)	(27,915)	(514,020)	(275,824)

Net Gain (Loss) on Investment	(1)	(11,872)	(237,769)	(269,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(12,110)	(244,324)	(237,652)

Increase (Decrease) in Net Assets from Contract Transactions	1	1	(14,007)	(18,418)

Total Increase (Decrease) in Net Assets	-	(12,109)	(258,331)	(256,070)

Net Assets as of December 31, 2022:	$-	$51,729	$1,279,811	$1,279,955

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Calvert VP SRI Balanced	Calvert VP SRI Mid Cap	Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Seligman Global Technology Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$3,181,454	$5,584,530	$236,222	$332,576

Investment Income:
Reinvested Dividends	37,566	11,217	-	1,111
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,067	58,783	1,487	3,504

Net Investment Income (Loss)	(1,501)	(47,566)	(1,487)	(2,393)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	96,949	241,838	-	44,644
Realized Gain (Loss) on Investments	132,371	72,292	41,273	3,820

Net Realized Capital Gains (Losses) on Investments	229,320	314,130	41,273	48,464
Net Change in Unrealized Appreciation (Depreciation)	193,599	469,227	(7,664)	77,991

Net Gain (Loss) on Investment	422,919	783,357	33,609	126,455

Net Increase (Decrease) in Net Assets Resulting from Operations	421,418	735,791	32,122	124,062

Increase (Decrease) in Net Assets from Contract Transactions	(360,310)	(504,900)	(58,688)	(5,896)

Total Increase (Decrease) in Net Assets	61,108	230,891	(26,566)	118,166

Net Assets as of December 31, 2021:	$3,242,562	$5,815,421	$209,656	$450,742

Investment Income:
Reinvested Dividends	31,610	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,362	49,237	891	3,084

Net Investment Income (Loss)	(752)	(49,237)	(891)	(3,084)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	250,669	988,744	-	90,989
Realized Gain (Loss) on Investments	77,592	(47,611)	25,834	726

Net Realized Capital Gains (Losses) on Investments	328,261	941,133	25,834	91,715
Net Change in Unrealized Appreciation (Depreciation)	(849,974)	(2,067,114)	(85,439)	(234,794)

Net Gain (Loss) on Investment	(521,713)	(1,125,981)	(59,605)	(143,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	(522,465)	(1,175,218)	(60,496)	(146,163)

Increase (Decrease) in Net Assets from Contract Transactions	(273,700)	(185,887)	(39,666)	(649)

Total Increase (Decrease) in Net Assets	(796,165)	(1,361,105)	(100,162)	(146,812)

Net Assets as of December 31, 2022:	$2,446,397	$4,454,316	$109,494	$303,930

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia - Small Company Growth Class 1 Shares	DFA VA Global Bond	DFA VA International Small	DFA VA International Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$2,659,427	$50,955,010	$31,676,510	$33,746,520

Investment Income:
Reinvested Dividends	-	359,890	801,256	1,324,703
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,341	315,379	205,106	219,584

Net Investment Income (Loss)	(16,341)	44,511	596,150	1,105,119

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	391,212	4,723	2,161,093	-
Realized Gain (Loss) on Investments	351,903	(146,071)	1,043,271	734,044

Net Realized Capital Gains (Losses) on Investments	743,115	(141,348)	3,204,364	734,044
Net Change in Unrealized Appreciation (Depreciation)	(776,606)	(726,726)	391,883	3,749,750

Net Gain (Loss) on Investment	(33,491)	(868,074)	3,596,247	4,483,794

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,832)	(823,563)	4,192,397	5,588,913

Increase (Decrease) in Net Assets from Contract Transactions	(704,014)	(2,410,017)	(4,452,367)	(5,515,106)

Total Increase (Decrease) in Net Assets	(753,846)	(3,233,580)	(259,970)	73,807

Net Assets as of December 31, 2021:	$1,905,581	$47,721,430	$31,416,540	$33,820,327

Investment Income:
Reinvested Dividends	-	662,948	647,771	1,185,526
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,724	273,540	164,475	194,438

Net Investment Income (Loss)	(7,724)	389,408	483,296	991,088

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	411,572	-	441,002	329,456
Realized Gain (Loss) on Investments	(60,217)	(503,698)	(36,744)	267,385

Net Realized Capital Gains (Losses) on Investments	351,355	(503,698)	404,258	596,841
Net Change in Unrealized Appreciation (Depreciation)	(959,889)	(3,131,510)	(6,587,654)	(2,903,004)

Net Gain (Loss) on Investment	(608,534)	(3,635,208)	(6,183,396)	(2,306,163)

Net Increase (Decrease) in Net Assets Resulting from Operations	(616,258)	(3,245,800)	(5,700,100)	(1,315,075)

Increase (Decrease) in Net Assets from Contract Transactions	(413,701)	(3,734,560)	(1,285,004)	(2,692,742)

Total Increase (Decrease) in Net Assets	(1,029,959)	(6,980,360)	(6,985,104)	(4,007,817)

Net Assets as of December 31, 2022:	$875,622	$40,741,070	$24,431,436	$29,812,510

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA Short-Term Fixed	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$43,002,159	$73,045,236	$44,929,524	$3,335,910

Investment Income:
Reinvested Dividends	2,580	1,201,579	648,607	62,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	271,389	456,016	309,018	17,502

Net Investment Income (Loss)	(268,809)	745,563	339,589	45,203

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,257,551	-
Realized Gain (Loss) on Investments	(14,798)	5,620,082	3,485,121	4,993

Net Realized Capital Gains (Losses) on Investments	(14,798)	5,620,082	6,742,672	4,993
Net Change in Unrealized Appreciation (Depreciation)	(65,039)	11,049,910	8,908,220	(129,436)

Net Gain (Loss) on Investment	(79,837)	16,669,992	15,650,892	(124,443)

Net Increase (Decrease) in Net Assets Resulting from Operations	(348,646)	17,415,555	15,990,481	(79,240)

Increase (Decrease) in Net Assets from Contract Transactions	(2,301,980)	(18,214,524)	(12,827,119)	(1,014,773)

Total Increase (Decrease) in Net Assets	(2,650,626)	(798,969)	3,163,362	(1,094,013)

Net Assets as of December 31, 2021:	$40,351,533	$72,246,267	$48,092,886	$2,241,897

Investment Income:
Reinvested Dividends	471,528	1,406,080	542,364	31,582
Investment Expense:
Mortality and Expense Risk and Administrative Charges	247,820	399,973	271,772	11,029

Net Investment Income (Loss)	223,708	1,006,107	270,592	20,553

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	759,994	3,212,607	-
Realized Gain (Loss) on Investments	(103,381)	2,263,984	1,337,371	(33,843)

Net Realized Capital Gains (Losses) on Investments	(103,381)	3,023,978	4,549,978	(33,843)
Net Change in Unrealized Appreciation (Depreciation)	(847,665)	(7,830,954)	(7,111,029)	(230,897)

Net Gain (Loss) on Investment	(951,046)	(4,806,976)	(2,561,051)	(264,740)

Net Increase (Decrease) in Net Assets Resulting from Operations	(727,338)	(3,800,869)	(2,290,459)	(244,187)

Increase (Decrease) in Net Assets from Contract Transactions	(3,644,416)	(6,817,488)	(5,206,905)	(566,243)

Total Increase (Decrease) in Net Assets	(4,371,754)	(10,618,357)	(7,497,364)	(810,430)

Net Assets as of December 31, 2022:	$35,979,779	$61,627,910	$40,595,522	$1,431,467

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount

Net Assets as of December 31, 2020:	$6,499,923	$4,610,539	$2,904,976	$551,767

Investment Income:
Reinvested Dividends	102	228,559	55,708	9,359
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,539	33,590	27,643	7,718

Net Investment Income (Loss)	(43,437)	194,969	28,065	1,641

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,202
Realized Gain (Loss) on Investments	-	(47,887)	38,767	4,962

Net Realized Capital Gains (Losses) on Investments	-	(47,887)	38,767	8,164
Net Change in Unrealized Appreciation (Depreciation)	-	38,694	432,302	36,255

Net Gain (Loss) on Investment	-	(9,193)	471,069	44,419

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,437)	185,776	499,134	46,060

Increase (Decrease) in Net Assets from Contract Transactions	(604,167)	40,803	(133,765)	(9,946)

Total Increase (Decrease) in Net Assets	(647,604)	226,579	365,369	36,114

Net Assets as of December 31, 2021:	$5,852,319	$4,837,118	$3,270,345	$587,881

Investment Income:
Reinvested Dividends	89,606	205,542	53,659	10,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,281	26,472	24,867	6,769

Net Investment Income (Loss)	40,325	179,070	28,792	3,269

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	672,746	34,031
Realized Gain (Loss) on Investments	-	(195,340)	(79,770)	(509)

Net Realized Capital Gains (Losses) on Investments	-	(195,340)	592,976	33,522
Net Change in Unrealized Appreciation (Depreciation)	-	(536,217)	(1,088,159)	(130,247)

Net Gain (Loss) on Investment	-	(731,557)	(495,183)	(96,725)

Net Increase (Decrease) in Net Assets Resulting from Operations	40,325	(552,487)	(466,391)	(93,456)

Increase (Decrease) in Net Assets from Contract Transactions	1,745,394	(1,152,901)	(269,799)	(39,980)

Total Increase (Decrease) in Net Assets	1,785,719	(1,705,388)	(736,190)	(133,436)

Net Assets as of December 31, 2022:	$7,638,038	$3,131,730	$2,534,155	$454,445

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$7,804,092	$1,189,061	$1,245,806	$2,297,609

Investment Income:
Reinvested Dividends	5,252	24,921	443	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,914	17,884	40,052	34,157

Net Investment Income (Loss)	(58,662)	7,037	(39,609)	(34,157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,006,375	145,955	-	526,575
Realized Gain (Loss) on Investments	647,494	16,156	-	31,161

Net Realized Capital Gains (Losses) on Investments	1,653,869	162,111	-	557,736
Net Change in Unrealized Appreciation (Depreciation)	371,503	102,754	-	(30,035)

Net Gain (Loss) on Investment	2,025,372	264,865	-	527,701

Net Increase (Decrease) in Net Assets Resulting from Operations	1,966,710	271,902	(39,609)	493,544

Increase (Decrease) in Net Assets from Contract Transactions	(1,251,510)	(73,417)	3,546,392	(27,475)

Total Increase (Decrease) in Net Assets	715,200	198,485	3,506,783	466,069

Net Assets as of December 31, 2021:	$8,519,292	$1,387,546	$4,752,589	$2,763,678

Investment Income:
Reinvested Dividends	32,734	24,355	67,095	13,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,268	17,287	41,943	29,493

Net Investment Income (Loss)	(14,534)	7,068	25,152	(15,937)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	308,195	42,695	-	163,468
Realized Gain (Loss) on Investments	262,428	4,873	-	49,574

Net Realized Capital Gains (Losses) on Investments	570,623	47,568	-	213,042
Net Change in Unrealized Appreciation (Depreciation)	(2,723,832)	(141,215)	-	(891,673)

Net Gain (Loss) on Investment	(2,153,209)	(93,647)	-	(678,631)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,167,743)	(86,579)	25,152	(694,568)

Increase (Decrease) in Net Assets from Contract Transactions	(656,618)	(34,992)	(71,682)	(155,311)

Total Increase (Decrease) in Net Assets	(2,824,361)	(121,571)	(46,530)	(849,879)

Net Assets as of December 31, 2022:	$5,694,931	$1,265,975	$4,706,059	$1,913,799

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount

Net Assets as of December 31, 2020:	$1,714,558	$1,230,215	$1,409,216	$1,827,031

Investment Income:
Reinvested Dividends	7,759	18,453	12,091	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,999	9,713	8,763	26,083

Net Investment Income (Loss)	(2,240)	8,740	3,328	(26,083)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	203,779	98,982	-	372,711
Realized Gain (Loss) on Investments	175,154	82,450	68,627	72,187

Net Realized Capital Gains (Losses) on Investments	378,933	181,432	68,627	444,898
Net Change in Unrealized Appreciation (Depreciation)	(8,219)	185,135	(167,509)	(86,843)

Net Gain (Loss) on Investment	370,714	366,567	(98,882)	358,055

Net Increase (Decrease) in Net Assets Resulting from Operations	368,474	375,307	(95,554)	331,972

Increase (Decrease) in Net Assets from Contract Transactions	(735,221)	(348,086)	(188,722)	(158,329)

Total Increase (Decrease) in Net Assets	(366,747)	27,221	(284,276)	173,643

Net Assets as of December 31, 2021:	$1,347,811	$1,257,436	$1,124,940	$2,000,674

Investment Income:
Reinvested Dividends	5,436	12,446	1,388	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,918	8,656	5,724	21,622

Net Investment Income (Loss)	(1,482)	3,790	(4,336)	(21,622)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	71,979	52,075	-	78,574
Realized Gain (Loss) on Investments	10,789	15,803	10,020	34,265

Net Realized Capital Gains (Losses) on Investments	82,768	67,878	10,020	112,839
Net Change in Unrealized Appreciation (Depreciation)	(281,869)	(172,737)	(286,890)	(533,754)

Net Gain (Loss) on Investment	(199,101)	(104,859)	(276,870)	(420,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	(200,583)	(101,069)	(281,206)	(442,537)

Increase (Decrease) in Net Assets from Contract Transactions	(132,754)	(75,560)	(118,010)	(145,087)

Total Increase (Decrease) in Net Assets	(333,337)	(176,629)	(399,216)	(587,624)

Net Assets as of December 31, 2022:	$1,014,474	$1,080,807	$725,724	$1,413,050

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,146,068	$457,169	$17,536,967	$2,073,723

Investment Income:
Reinvested Dividends	19,427	2,491	240,586	45,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,659	5,984	107,629	21,084

Net Investment Income (Loss)	2,768	(3,493)	132,957	24,463

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90,353	27,522	950,816	-
Realized Gain (Loss) on Investments	3,396	11,286	30,535	(10,806)

Net Realized Capital Gains (Losses) on Investments	93,749	38,808	981,351	(10,806)
Net Change in Unrealized Appreciation (Depreciation)	161,001	(33,889)	(1,386,907)	397,427

Net Gain (Loss) on Investment	254,750	4,919	(405,556)	386,621

Net Increase (Decrease) in Net Assets Resulting from Operations	257,518	1,426	(272,599)	411,084

Increase (Decrease) in Net Assets from Contract Transactions	(104,120)	(48,386)	(2,553,122)	(235,029)

Total Increase (Decrease) in Net Assets	153,398	(46,960)	(2,825,721)	176,055

Net Assets as of December 31, 2021:	$1,299,466	$410,209	$14,711,246	$2,249,778

Investment Income:
Reinvested Dividends	21,405	2,307	331,434	41,883
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,739	4,454	86,442	18,568

Net Investment Income (Loss)	5,666	(2,147)	244,992	23,315

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,780	6,969	-	67,959
Realized Gain (Loss) on Investments	7,561	(1,833)	(417,225)	1,863

Net Realized Capital Gains (Losses) on Investments	63,341	5,136	(417,225)	69,822
Net Change in Unrealized Appreciation (Depreciation)	(127,253)	(71,139)	(2,035,576)	(365,774)

Net Gain (Loss) on Investment	(63,912)	(66,003)	(2,452,801)	(295,952)

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,246)	(68,150)	(2,207,809)	(272,637)

Increase (Decrease) in Net Assets from Contract Transactions	(162,359)	(56,416)	(1,783,556)	(132,266)

Total Increase (Decrease) in Net Assets	(220,605)	(124,566)	(3,991,365)	(404,903)

Net Assets as of December 31, 2022:	$1,078,861	$285,643	$10,719,881	$1,844,875

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,646,506	$3,135,245	$386,948	$328,967

Investment Income:
Reinvested Dividends	46,106	86	5,433	3,969
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,051	22,801	2,216	2,432

Net Investment Income (Loss)	34,055	(22,715)	3,217	1,537

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	17,983	16,625
Realized Gain (Loss) on Investments	(5,902)	-	1,371	1,155

Net Realized Capital Gains (Losses) on Investments	(5,902)	-	19,354	17,780
Net Change in Unrealized Appreciation (Depreciation)	380,035	-	11,590	24,828

Net Gain (Loss) on Investment	374,133	-	30,944	42,608

Net Increase (Decrease) in Net Assets Resulting from Operations	408,188	(22,715)	34,161	44,145

Increase (Decrease) in Net Assets from Contract Transactions	(106,552)	(789,427)	(5,159)	(5,158)

Total Increase (Decrease) in Net Assets	301,636	(812,142)	29,002	38,987

Net Assets as of December 31, 2021:	$1,948,142	$2,323,103	$415,950	$367,954

Investment Income:
Reinvested Dividends	53,385	29,759	17,354	5,450
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,843	18,247	3,847	2,186

Net Investment Income (Loss)	43,542	11,512	13,507	3,264

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,966	18,725
Realized Gain (Loss) on Investments	(71,047)	-	(613)	(1,603)

Net Realized Capital Gains (Losses) on Investments	(71,047)	-	23,353	17,122
Net Change in Unrealized Appreciation (Depreciation)	(518,669)	-	(112,110)	(75,125)

Net Gain (Loss) on Investment	(589,716)	-	(88,757)	(58,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	(546,174)	11,512	(75,250)	(54,739)

Increase (Decrease) in Net Assets from Contract Transactions	(241,790)	(269,759)	766,407	(16,518)

Total Increase (Decrease) in Net Assets	(787,964)	(258,247)	691,157	(71,257)

Net Assets as of December 31, 2022:	$1,160,178	$2,064,856	$1,107,107	$296,697

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class	TA Janus Mid-Cap Growth Initial Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$612,750	$799,233	$1,165,906	$2,762,772

Investment Income:
Reinvested Dividends	9,585	1,771	35,921	51,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,381	6,240	9,526	22,250

Net Investment Income (Loss)	4,204	(4,469)	26,395	29,067

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	91,870	22,993	187,465
Realized Gain (Loss) on Investments	21,403	77,924	13,725	17,739

Net Realized Capital Gains (Losses) on Investments	21,403	169,794	36,718	205,204
Net Change in Unrealized Appreciation (Depreciation)	37,593	(49,219)	4,872	279,221

Net Gain (Loss) on Investment	58,996	120,575	41,590	484,425

Net Increase (Decrease) in Net Assets Resulting from Operations	63,200	116,106	67,985	513,492

Increase (Decrease) in Net Assets from Contract Transactions	50,501	(199,747)	210,279	(72,173)

Total Increase (Decrease) in Net Assets	113,701	(83,641)	278,264	441,319

Net Assets as of December 31, 2021:	$726,451	$715,592	$1,444,170	$3,204,091

Investment Income:
Reinvested Dividends	18,190	-	68,353	169,739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,936	4,837	8,234	20,086

Net Investment Income (Loss)	14,254	(4,837)	60,119	149,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,854	90,318	112,529	568,335
Realized Gain (Loss) on Investments	(2,497)	7,585	(52,000)	(498)

Net Realized Capital Gains (Losses) on Investments	29,357	97,903	60,529	567,837
Net Change in Unrealized Appreciation (Depreciation)	(192,945)	(207,649)	(348,358)	(1,495,399)

Net Gain (Loss) on Investment	(163,588)	(109,746)	(287,829)	(927,562)

Net Increase (Decrease) in Net Assets Resulting from Operations	(149,334)	(114,583)	(227,710)	(777,909)

Increase (Decrease) in Net Assets from Contract Transactions	(4,564)	51,862	(260,413)	193,936

Total Increase (Decrease) in Net Assets	(153,898)	(62,721)	(488,123)	(583,973)

Net Assets as of December 31, 2022:	$572,553	$652,871	$956,047	$2,620,118

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Enhanced Index Initial Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$1,904,965	$1,753,210	$3,089,087	$109,136

Investment Income:
Reinvested Dividends	39,068	39,890	23,484	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,864	12,358	22,004	952

Net Investment Income (Loss)	21,204	27,532	1,480	(952)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,068	45,787	342,534	14,745
Realized Gain (Loss) on Investments	47,062	19,807	234,583	38,495

Net Realized Capital Gains (Losses) on Investments	60,130	65,594	577,117	53,240
Net Change in Unrealized Appreciation (Depreciation)	75,702	134,072	214,511	(51,596)

Net Gain (Loss) on Investment	135,832	199,666	791,628	1,644

Net Increase (Decrease) in Net Assets Resulting from Operations	157,036	227,198	793,108	692

Increase (Decrease) in Net Assets from Contract Transactions	(276,683)	(89,385)	(626,727)	(58,875)

Total Increase (Decrease) in Net Assets	(119,647)	137,813	166,381	(58,183)

Net Assets as of December 31, 2021:	$1,785,318	$1,891,023	$3,255,468	$50,953

Investment Income:
Reinvested Dividends	76,101	86,512	18,802	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,386	10,703	19,694	318

Net Investment Income (Loss)	61,715	75,809	(892)	(318)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	140,660	221,016	331,561	16,268
Realized Gain (Loss) on Investments	7,600	(33,963)	15,916	(4,249)

Net Realized Capital Gains (Losses) on Investments	148,260	187,053	347,477	12,019
Net Change in Unrealized Appreciation (Depreciation)	(504,820)	(597,917)	(957,197)	(41,710)

Net Gain (Loss) on Investment	(356,560)	(410,864)	(609,720)	(29,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	(294,845)	(335,055)	(610,612)	(30,009)

Increase (Decrease) in Net Assets from Contract Transactions	(142,140)	(169,619)	(65,722)	(3,099)

Total Increase (Decrease) in Net Assets	(436,985)	(504,674)	(676,334)	(33,108)

Net Assets as of December 31, 2022:	$1,348,333	$1,386,349	$2,579,134	$17,845

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Multi-Managed Balanced Initial Class	TA S&P 500 Index Initial Class	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$1,843,988	$-	$2,584,665	$6,160,846

Investment Income:
Reinvested Dividends	21,573	-	17,442	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,786	-	20,442	45,418

Net Investment Income (Loss)	5,787	-	(3,000)	(45,418)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	101,324	-	-	626,926
Realized Gain (Loss) on Investments	56,826	-	57,879	202,152

Net Realized Capital Gains (Losses) on Investments	158,150	-	57,879	829,078
Net Change in Unrealized Appreciation (Depreciation)	116,018	-	618,006	(137,748)

Net Gain (Loss) on Investment	274,168	-	675,885	691,330

Net Increase (Decrease) in Net Assets Resulting from Operations	279,955	-	672,885	645,912

Increase (Decrease) in Net Assets from Contract Transactions	(219,739)	-	(510,296)	(477,077)

Total Increase (Decrease) in Net Assets	60,216	-	162,589	168,835

Net Assets as of December 31, 2021:	$1,904,204	$-	$2,747,254	$6,329,681

Investment Income:
Reinvested Dividends	19,586	824	16,478	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,653	244	19,038	36,114

Net Investment Income (Loss)	5,933	580	(2,560)	(36,114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	194,288	889	423,670	1,767,030
Realized Gain (Loss) on Investments	9,763	(15)	28,724	(109,901)

Net Realized Capital Gains (Losses) on Investments	204,051	874	452,394	1,657,129
Net Change in Unrealized Appreciation (Depreciation)	(528,827)	(5,120)	(710,626)	(3,077,284)

Net Gain (Loss) on Investment	(324,776)	(4,246)	(258,232)	(1,420,155)

Net Increase (Decrease) in Net Assets Resulting from Operations	(318,843)	(3,666)	(260,792)	(1,456,269)

Increase (Decrease) in Net Assets from Contract Transactions	(87,875)	93,705	108,308	(80,008)

Total Increase (Decrease) in Net Assets	(406,718)	90,039	(152,484)	(1,536,277)

Net Assets as of December 31, 2022:	$1,497,486	$90,039	$2,594,770	$4,793,404

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA TS&W International Equity Initial Class	TA WMC US Growth Initial Class	Vanguard® Equity Index	Vanguard® International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$781,157	$12,160,465	$58,813,517	$23,400,528

Investment Income:
Reinvested Dividends	15,190	8,615	781,321	58,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,460	80,104	385,404	132,263

Net Investment Income (Loss)	8,730	(71,489)	395,917	(73,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,592,406	2,334,322	1,472,081
Realized Gain (Loss) on Investments	27,411	1,224,286	4,880,982	2,423,427

Net Realized Capital Gains (Losses) on Investments	27,411	2,816,692	7,215,304	3,895,508
Net Change in Unrealized Appreciation (Depreciation)	61,253	(652,365)	7,092,965	(4,009,453)

Net Gain (Loss) on Investment	88,664	2,164,327	14,308,269	(113,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	97,394	2,092,838	14,704,186	(187,663)

Increase (Decrease) in Net Assets from Contract Transactions	(104,963)	(3,216,712)	(10,942,106)	(4,230,354)

Total Increase (Decrease) in Net Assets	(7,569)	(1,123,874)	3,762,080	(4,418,017)

Net Assets as of December 31, 2021:	$773,588	$11,036,591	$62,575,597	$18,982,511

Investment Income:
Reinvested Dividends	27,081	-	679,629	185,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,792	59,847	320,213	89,675

Net Investment Income (Loss)	20,289	(59,847)	359,416	95,730

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,980	1,525,798	2,272,517	2,748,539
Realized Gain (Loss) on Investments	11,608	122,209	2,820,095	47,212

Net Realized Capital Gains (Losses) on Investments	43,588	1,648,007	5,092,612	2,795,751
Net Change in Unrealized Appreciation (Depreciation)	(202,606)	(5,090,397)	(16,668,245)	(8,679,974)

Net Gain (Loss) on Investment	(159,018)	(3,442,390)	(11,575,633)	(5,884,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,729)	(3,502,237)	(11,216,217)	(5,788,493)

Increase (Decrease) in Net Assets from Contract Transactions	136,942	244,692	(6,620,457)	(84,348)

Total Increase (Decrease) in Net Assets	(1,787)	(3,257,545)	(17,836,674)	(5,872,841)

Net Assets as of December 31, 2022:	$771,801	$7,779,046	$44,738,923	$13,109,670

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Mid-Cap Index	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$19,161,323	$16,589,637	$36,290,982	$48,131,702

Investment Income:
Reinvested Dividends	217,150	380,250	680,643	967,514
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123,127	117,262	205,602	273,724

Net Investment Income (Loss)	94,023	262,988	475,041	693,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,295,936	503,146	167,160	387,975
Realized Gain (Loss) on Investments	1,184,427	320,839	302,609	633,095

Net Realized Capital Gains (Losses) on Investments	2,480,363	823,985	469,769	1,021,070
Net Change in Unrealized Appreciation (Depreciation)	1,375,991	4,932,255	(1,286,852)	(2,805,767)

Net Gain (Loss) on Investment	3,856,354	5,756,240	(817,083)	(1,784,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,950,377	6,019,228	(342,042)	(1,090,907)

Increase (Decrease) in Net Assets from Contract Transactions	(4,814,647)	(3,358,769)	(6,082,010)	(4,225,889)

Total Increase (Decrease) in Net Assets	(864,270)	2,660,459	(6,424,052)	(5,316,796)

Net Assets as of December 31, 2021:	$18,297,053	$19,250,096	$29,866,930	$42,814,906

Investment Income:
Reinvested Dividends	166,317	292,575	448,550	771,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,806	98,646	167,258	222,982

Net Investment Income (Loss)	68,511	193,929	281,292	548,563

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,577,765	660,837	214,093	273,774
Realized Gain (Loss) on Investments	199,976	80,151	(206,441)	(398,182)

Net Realized Capital Gains (Losses) on Investments	1,777,741	740,988	7,652	(124,408)
Net Change in Unrealized Appreciation (Depreciation)	(5,280,832)	(5,895,035)	(2,121,676)	(6,141,452)

Net Gain (Loss) on Investment	(3,503,091)	(5,154,047)	(2,114,024)	(6,265,860)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,434,580)	(4,960,118)	(1,832,732)	(5,717,297)

Increase (Decrease) in Net Assets from Contract Transactions	(1,478,244)	(1,034,533)	(3,449,195)	(2,845,627)

Total Increase (Decrease) in Net Assets	(4,912,824)	(5,994,651)	(5,281,927)	(8,562,924)

Net Assets as of December 31, 2022:	$13,384,229	$13,255,445	$24,585,003	$34,251,982

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Wanger Acorn	Wanger International
	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$4,417,988	$3,594,934

Investment Income:
Reinvested Dividends	32,451	20,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,849	35,848

Net Investment Income (Loss)	(398)	(15,556)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	141,620	55,941
Realized Gain (Loss) on Investments	27,041	63,603

Net Realized Capital Gains (Losses) on Investments	168,661	119,544
Net Change in Unrealized Appreciation (Depreciation)	170,524	502,245

Net Gain (Loss) on Investment	339,185	621,789

Net Increase (Decrease) in Net Assets Resulting from Operations	338,787	606,233

Increase (Decrease) in Net Assets from Contract Transactions	(552,011)	(486,753)

Total Increase (Decrease) in Net Assets	(213,224)	119,480

Net Assets as of December 31, 2021:	$4,204,764	$3,714,414

Investment Income:
Reinvested Dividends	-	23,639
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,516	24,883

Net Investment Income (Loss)	(20,516)	(1,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,008,229	467,540
Realized Gain (Loss) on Investments	(336,018)	(71,371)

Net Realized Capital Gains (Losses) on Investments	672,211	396,169
Net Change in Unrealized Appreciation (Depreciation)	(2,025,627)	(1,657,916)

Net Gain (Loss) on Investment	(1,353,416)	(1,261,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,373,932)	(1,262,991)

Increase (Decrease) in Net Assets from Contract Transactions	(388,630)	(111,406)

Total Increase (Decrease) in Net Assets	(1,762,562)	(1,374,397)

Net Assets as of December 31, 2022:	$2,442,202	$2,340,017

See Accompanying Notes.

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge Select® Variable Annuity, Advisor’s Edge® Variable Annuity, Dimensional Variable Annuity, MarqueeSM Variable Annuity, Personal Manager® Variable Annuity, and PrismSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares

Allspring Variable Trust	Allspring Variable Trust

Allspring VT Discovery Class 2 Shares	Allspring VT Discovery Fund Class 2 Shares

BNY Mellon Funds	BNY Mellon Funds

BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares

BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares

BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares

BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares

Calvert Variable Products, Inc.	Calvert Variable Products, Inc.

Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio Class I Shares

Calvert Variable Series, Inc.	Calvert Variable Series, Inc.

Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio

Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio

Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II

Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Select Mid Cap Growth Fund Class 2 Shares

Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares

Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust

Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares

DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

1. Organization (continued) Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Federated Insurance	Federated Insurance

Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares

Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares

Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

T. Rowe Price, Inc.	T. Rowe Price, Inc.

T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class

T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio

Transamerica Series Trust	Transamerica Series Trust

TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class

TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class

TA International Focus Initial Class	Transamerica International Focus VP Initial Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

1. Organization (continued)
Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Wanger Advisors Trust	Wanger Advisors Trust

Wanger Acorn	Wanger Acorn

Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA S&P 500 Index Initial Class	May 2, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly

AB Sustainable Global Thematic Growth Class B Shares	AB Global Thematic Growth Class B Shares

Columbia - Select Mid Cap Growth Class 2 Shares	Columbia - Mid Cap Growth Class 2 Shares

TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

Wanger Acorn	Wanger USA

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$29,935	$3,889

AB Sustainable Global Thematic Growth Class B Shares	20	29

Allspring VT Discovery Class 2 Shares	-	-

BNY Mellon Sustainable U.S. Equity Initial Shares	253,585	97,832

BNY Mellon Sustainable U.S. Equity Service Shares	1	-

BNY Mellon VIF Appreciation Service Shares	16,167	469

BNY Mellon VIF Growth and Income Initial Shares	277,256	31,332

Calvert VP EAFE International Index Class I Shares	50,344	36,548

Calvert VP SRI Balanced	304,429	328,211

Calvert VP SRI Mid Cap	1,046,433	292,809

Columbia - Select Mid Cap Growth Class 2 Shares	832	41,389

Columbia - Seligman Global Technology Class 2 Shares	93,070	5,812

Columbia - Small Company Growth Class 1 Shares	444,178	454,044

DFA VA Global Bond	2,311,168	5,656,179

DFA VA International Small	2,523,870	2,884,533

DFA VA International Value	2,693,189	4,065,329

DFA VA Short-Term Fixed	2,790,254	6,210,940

DFA VA U.S. Large Value	3,401,820	8,453,226

DFA VA U.S. Targeted Value	4,076,107	5,799,953

Federated Hermes Fund for U.S. Government Securities II	62,066	607,759

Federated Hermes Government Money II Service Shares	5,902,318	4,116,628

Federated Hermes High Income Bond II Primary Shares	725,848	1,699,677

Federated Hermes Managed Volatility II Primary Shares	947,913	516,170

Fidelity® VIP Asset Manager Initial Class	44,069	46,751

Fidelity® VIP Contrafund® Initial Class	626,082	989,066

Fidelity® VIP Equity-Income Initial Class	70,345	55,574

Fidelity® VIP Government Money Market Initial Class	67,502	114,009

Fidelity® VIP Growth Initial Class	234,136	241,916

Fidelity® VIP Mid Cap Initial Class	129,821	192,079

Fidelity® VIP Value Strategies Initial Class	137,635	157,330

NVIT Emerging Markets Class D Shares	22,103	144,451

T. Rowe Price All-Cap Opportunities	78,773	166,907

T. Rowe Price Equity Income Service Class	77,571	178,485

T. Rowe Price International Stock	11,633	63,226

TA Aegon Bond Initial Class	1,377,651	2,916,163

TA Aegon Sustainable Equity Income Initial Class	133,171	174,163

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Global Real Estate Securities Initial Class	$105,749	$303,996

TA BlackRock Government Money Market Initial Class	1,193,071	1,451,317

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	832,728	28,854

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	27,891	22,421

TA International Focus Initial Class	70,071	28,527

TA Janus Mid-Cap Growth Initial Class	172,416	35,071

TA JPMorgan Asset Allocation - Conservative Initial Class	186,956	274,719

TA JPMorgan Asset Allocation - Growth Initial Class	962,967	51,032

TA JPMorgan Asset Allocation - Moderate Initial Class	217,700	157,465

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	328,215	201,015

TA JPMorgan Enhanced Index Initial Class	370,580	105,627

TA Morgan Stanley Capital Growth Initial Class	16,268	3,426

TA Multi-Managed Balanced Initial Class	226,831	114,488

TA S&P 500 Index Initial Class	95,428	253

TA Small/Mid Cap Value Initial Class	912,600	383,175

TA T. Rowe Price Small Cap Initial Class	2,274,962	624,031

TA TS&W International Equity Initial Class	290,910	101,701

TA WMC US Growth Initial Class	2,621,566	910,933

Vanguard® Equity Index	5,331,921	9,320,472

Vanguard® International	5,020,212	2,260,288

Vanguard® Mid-Cap Index	2,308,933	2,140,904

Vanguard® Real Estate Index	1,484,010	1,663,944

Vanguard® Short-Term Investment Grade	1,628,671	4,582,496

Vanguard® Total Bond Market Index	3,402,002	5,425,345

Wanger Acorn	1,090,250	491,141

Wanger International	612,692	257,804

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	(560)	(560)	-	(1,000)	(1,000)
AB Sustainable Global Thematic Growth Class B Shares	-	(14)	(14)	-	(10,176)	(10,176)
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	258	(1,003)	(745)	3,875	(2,386)	1,489
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	-	-	-	-	-
BNY Mellon VIF Growth and Income Initial Shares	1	(171)	(170)	413	(1,377)	(964)
Calvert VP EAFE International Index Class I Shares	2,970	(15,911)	(12,941)	8,433	(43,221)	(34,788)
Calvert VP SRI Balanced	441	(6,133)	(5,692)	224	(6,946)	(6,722)
Calvert VP SRI Mid Cap	837	(3,761)	(2,924)	544	(6,996)	(6,452)
Columbia - Select Mid Cap Growth Class 2 Shares	398	(15,764)	(15,366)	171	(19,644)	(19,473)
Columbia - Seligman Global Technology Class 2 Shares	387	(491)	(104)	167	(968)	(801)
Columbia - Small Company Growth Class 1 Shares	630	(72,474)	(71,844)	16,180	(94,029)	(77,849)
DFA VA Global Bond	933,286	(3,301,999)	(2,368,713)	2,408,162	(3,678,366)	(1,270,204)
DFA VA International Small	368,173	(645,127)	(276,954)	135,991	(1,039,373)	(903,382)
DFA VA International Value	458,330	(1,309,228)	(850,898)	370,829	(2,289,609)	(1,918,780)
DFA VA Short-Term Fixed	1,489,623	(4,495,240)	(3,005,617)	3,796,204	(5,776,986)	(1,980,782)
DFA VA U.S. Large Value	257,613	(1,643,015)	(1,385,402)	136,761	(4,574,371)	(4,437,610)
DFA VA U.S. Targeted Value	48,081	(1,014,795)	(966,714)	127,883	(2,777,121)	(2,649,238)
Federated Hermes Fund for U.S. Government Securities II	12,071	(336,859)	(324,788)	131,584	(606,898)	(475,314)
Federated Hermes Government Money II Service Shares	4,986,629	(3,612,065)	1,374,564	2,731,911	(3,217,931)	(486,020)
Federated Hermes High Income Bond II Primary Shares	185,519	(562,375)	(376,856)	282,800	(167,658)	115,142
Federated Hermes Managed Volatility II Primary Shares	91,241	(194,733)	(103,492)	21,836	(57,672)	(35,836)
Fidelity® VIP Asset Manager Initial Class	-	(1,035)	(1,035)	236	(462)	(226)
Fidelity® VIP Contrafund® Initial Class	84,183	(254,332)	(170,149)	107,292	(417,277)	(309,985)
Fidelity® VIP Equity-Income Initial Class	53	(539)	(486)	8	(1,086)	(1,078)
Fidelity® VIP Government Money Market Initial Class	27	(5,403)	(5,376)	235,346	(5,928)	229,418

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Growth Initial Class	453	(2,028)	(1,575)	1	(217)	(216)
Fidelity® VIP Mid Cap Initial Class	10,153	(36,359)	(26,206)	7,195	(144,844)	(137,649)
Fidelity® VIP Value Strategies Initial Class	18,560	(40,203)	(21,643)	20,541	(111,634)	(91,093)
NVIT Emerging Markets Class D Shares	1,631	(12,278)	(10,647)	408	(12,329)	(11,921)
T. Rowe Price All-Cap Opportunities	1	(1,217)	(1,216)	3	(1,231)	(1,228)
T. Rowe Price Equity Income Service Class	4	(2,036)	(2,032)	439	(1,904)	(1,465)
T. Rowe Price International Stock	117	(2,522)	(2,405)	-	(1,695)	(1,695)
TA Aegon Bond Initial Class	576,841	(1,539,079)	(962,238)	302,990	(1,557,489)	(1,254,499)
TA Aegon Sustainable Equity Income Initial Class	10,396	(64,008)	(53,612)	30,555	(129,082)	(98,527)
TA BlackRock Global Real Estate Securities Initial Class	14,141	(73,760)	(59,619)	4,467	(31,424)	(26,957)
TA BlackRock Government Money Market Initial Class	1,196,020	(1,478,017)	(281,997)	2,180,117	(2,986,620)	(806,503)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	477,572	(14,657)	462,915	4,468	(7,623)	(3,155)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	2,069	(11,396)	(9,327)	1,786	(4,419)	(2,633)
TA International Focus Initial Class	7,911	(9,771)	(1,860)	47,023	(35,781)	11,242
TA Janus Mid-Cap Growth Initial Class	28,509	(8,068)	20,441	446	(58,083)	(57,637)
TA JPMorgan Asset Allocation - Conservative Initial Class	2,890	(130,833)	(127,943)	160,154	(63,681)	96,473
TA JPMorgan Asset Allocation - Growth Initial Class	58,415	(9,260)	49,155	2,070	(21,320)	(19,250)
TA JPMorgan Asset Allocation - Moderate Initial Class	384	(54,265)	(53,881)	46,386	(147,739)	(101,353)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	7,722	(68,376)	(60,654)	2,538	(30,297)	(27,759)
TA JPMorgan Enhanced Index Initial Class	2,813	(17,801)	(14,988)	27,499	(119,519)	(92,020)
TA Morgan Stanley Capital Growth Initial Class	-	(756)	(756)	-	(7,071)	(7,071)
TA Multi-Managed Balanced Initial Class	4,979	(39,009)	(34,030)	1,919	(79,403)	(77,484)
TA S&P 500 Index Initial Class	96,187	-	96,187	-	-	-
TA Small/Mid Cap Value Initial Class	63,225	(52,508)	10,717	12,764	(76,875)	(64,111)
TA T. Rowe Price Small Cap Initial Class	127,092	(151,404)	(24,312)	82,831	(186,117)	(103,286)
TA TS&W International Equity Initial Class	103,024	(24,473)	78,551	9,724	(53,842)	(44,118)
TA WMC US Growth Initial Class	227,599	(177,004)	50,595	69,658	(623,490)	(553,832)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Equity Index	507,972	(1,861,911)	(1,353,939)	463,229	(2,755,034)	(2,291,805)
Vanguard® International	1,006,244	(1,051,890)	(45,646)	569,709	(1,972,118)	(1,402,409)
Vanguard® Mid-Cap Index	115,808	(391,232)	(275,424)	32,121	(894,312)	(862,191)
Vanguard® Real Estate Index	133,499	(334,521)	(201,022)	143,470	(808,445)	(664,975)
Vanguard® Short-Term Investment Grade	647,179	(2,864,849)	(2,217,670)	1,954,102	(5,596,269)	(3,642,167)
Vanguard® Total Bond Market Index	1,432,604	(3,074,676)	(1,642,072)	3,452,712	(5,562,402)	(2,109,690)
Wanger Acorn	17,294	(98,463)	(81,169)	32,841	(132,299)	(99,458)
Wanger International	29,173	(58,106)	(28,933)	4,416	(90,161)	(85,745)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class B Shares	$-	$(2,380)	$(2,380)	$-	$(4,682)	$(4,682)
AB Sustainable Global Thematic Growth Class B Shares	-	(28)	(28)	-	(23,857)	(23,857)
Allspring VT Discovery Class 2 Shares	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Initial Shares	17,881	(68,328)	(50,447)	292,601	(173,443)	119,158
BNY Mellon Sustainable U.S. Equity Service Shares	-	1	1	-	(1)	(1)
BNY Mellon VIF Appreciation Service Shares	-	1	1	-	(1)	(1)
BNY Mellon VIF Growth and Income Initial Shares	62	(14,069)	(14,007)	32,822	(116,784)	(83,962)
Calvert VP EAFE International Index Class I Shares	4,427	(22,845)	(18,418)	12,673	(68,526)	(55,853)
Calvert VP SRI Balanced	22,526	(296,226)	(273,700)	11,978	(372,288)	(360,310)
Calvert VP SRI Mid Cap	58,349	(244,236)	(185,887)	37,937	(542,837)	(504,900)
Columbia - Select Mid Cap Growth Class 2 Shares	832	(40,498)	(39,666)	497	(59,185)	(58,688)
Columbia - Seligman Global Technology Class 2 Shares	2,083	(2,732)	(649)	1,080	(6,976)	(5,896)
Columbia - Small Company Growth Class 1 Shares	32,608	(446,309)	(413,701)	153,823	(857,837)	(704,014)
DFA VA Global Bond	1,701,170	(5,435,730)	(3,734,560)	4,172,435	(6,582,452)	(2,410,017)
DFA VA International Small	1,508,064	(2,793,068)	(1,285,004)	665,791	(5,118,158)	(4,452,367)
DFA VA International Value	1,215,396	(3,908,138)	(2,692,742)	1,103,377	(6,618,483)	(5,515,106)
DFA VA Short-Term Fixed	2,348,632	(5,993,048)	(3,644,416)	5,557,650	(7,859,630)	(2,301,980)
DFA VA U.S. Large Value	1,272,406	(8,089,894)	(6,817,488)	671,164	(18,885,688)	(18,214,524)
DFA VA U.S. Targeted Value	340,922	(5,547,827)	(5,206,905)	733,038	(13,560,157)	(12,827,119)
Federated Hermes Fund for U.S. Government Securities II	30,754	(596,997)	(566,243)	259,870	(1,274,643)	(1,014,773)
Federated Hermes Government Money II Service Shares	5,814,524	(4,069,130)	1,745,394	3,005,096	(3,609,263)	(604,167)
Federated Hermes High Income Bond II Primary Shares	520,973	(1,673,874)	(1,152,901)	940,659	(899,856)	40,803
Federated Hermes Managed Volatility II Primary Shares	221,682	(491,481)	(269,799)	81,254	(215,019)	(133,765)
Fidelity® VIP Asset Manager Initial Class	-	(39,980)	(39,980)	9,587	(19,533)	(9,946)
Fidelity® VIP Contrafund® Initial Class	290,004	(946,622)	(656,618)	427,120	(1,678,630)	(1,251,510)
Fidelity® VIP Equity-Income Initial Class	3,341	(38,333)	(34,992)	561	(73,978)	(73,417)
Fidelity® VIP Government Money Market Initial Class	409	(72,091)	(71,682)	3,626,038	(79,646)	3,546,392
Fidelity® VIP Growth Initial Class	57,117	(212,428)	(155,311)	206	(27,681)	(27,475)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Mid Cap Initial Class	$52,601	$(185,355)	$(132,754)	$36,583	$(771,804)	$(735,221)
Fidelity® VIP Value Strategies Initial Class	73,151	(148,711)	(75,560)	77,051	(425,137)	(348,086)
NVIT Emerging Markets Class D Shares	20,734	(138,744)	(118,010)	6,482	(195,204)	(188,722)
T. Rowe Price All-Cap Opportunities	201	(145,288)	(145,087)	432	(158,761)	(158,329)
T. Rowe Price Equity Income Service Class	391	(162,750)	(162,359)	32,710	(136,830)	(104,120)
T. Rowe Price International Stock	2,366	(58,782)	(56,416)	-	(48,386)	(48,386)
TA Aegon Bond Initial Class	1,055,157	(2,838,713)	(1,783,556)	616,374	(3,169,496)	(2,553,122)
TA Aegon Sustainable Equity Income Initial Class	23,623	(155,889)	(132,266)	75,692	(310,721)	(235,029)
TA BlackRock Global Real Estate Securities Initial Class	52,760	(294,550)	(241,790)	16,462	(123,014)	(106,552)
TA BlackRock Government Money Market Initial Class	1,164,099	(1,433,858)	(269,759)	2,132,384	(2,921,811)	(789,427)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	791,412	(25,005)	766,407	8,398	(13,557)	(5,159)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	3,774	(20,292)	(16,518)	3,400	(8,558)	(5,158)
TA International Focus Initial Class	20,139	(24,703)	(4,564)	147,000	(96,499)	50,501
TA Janus Mid-Cap Growth Initial Class	82,140	(30,278)	51,862	1,543	(201,290)	(199,747)
TA JPMorgan Asset Allocation - Conservative Initial Class	6,121	(266,534)	(260,413)	370,736	(160,457)	210,279
TA JPMorgan Asset Allocation - Growth Initial Class	225,423	(31,487)	193,936	7,653	(79,826)	(72,173)
TA JPMorgan Asset Allocation - Moderate Initial Class	986	(143,126)	(142,140)	133,721	(410,404)	(276,683)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	20,702	(190,321)	(169,619)	7,776	(97,161)	(89,385)
TA JPMorgan Enhanced Index Initial Class	20,779	(86,501)	(65,722)	142,339	(769,066)	(626,727)
TA Morgan Stanley Capital Growth Initial Class	-	(3,099)	(3,099)	-	(58,875)	(58,875)
TA Multi-Managed Balanced Initial Class	13,012	(100,887)	(87,875)	5,943	(225,682)	(219,739)
TA S&P 500 Index Initial Class	93,706	(1)	93,705	-	-	-
TA Small/Mid Cap Value Initial Class	472,604	(364,296)	108,308	50,123	(560,419)	(510,296)
TA T. Rowe Price Small Cap Initial Class	513,835	(593,843)	(80,008)	379,009	(856,086)	(477,077)
TA TS&W International Equity Initial Class	231,908	(94,966)	136,942	30,055	(135,018)	(104,963)
TA WMC US Growth Initial Class	1,111,249	(866,557)	244,692	399,318	(3,616,030)	(3,216,712)
Vanguard® Equity Index	2,454,042	(9,074,499)	(6,620,457)	2,261,370	(13,203,476)	(10,942,106)
Vanguard® International	2,126,256	(2,210,604)	(84,348)	1,632,261	(5,862,615)	(4,230,354)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Mid-Cap Index	$591,003	$(2,069,247)	$(1,478,244)	$180,541	$(4,995,188)	$(4,814,647)
Vanguard® Real Estate Index	559,130	(1,593,663)	(1,034,533)	631,990	(3,990,759)	(3,358,769)
Vanguard® Short-Term Investment Grade	987,822	(4,437,017)	(3,449,195)	3,170,662	(9,252,672)	(6,082,010)
Vanguard® Total Bond Market Index	2,418,096	(5,263,723)	(2,845,627)	6,466,854	(10,692,743)	(4,225,889)
Wanger Acorn	83,302	(471,932)	(388,630)	239,463	(791,474)	(552,011)
Wanger International	124,033	(235,439)	(111,406)	23,158	(509,911)	(486,753)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2022	53,056	$5.18	to	$18.83	$ 209,568	-%	0.55%	to	2.70%	(29.08	) %	to	(30.56	) %
12/31/2021	53,616	7.31	to	27.12	298,881	-	0.55	to	2.70	27.95		to	25.27
12/31/2020	54,616	5.71	to	21.65	237,815	-	0.55	to	2.70	34.41		to	31.60
12/31/2019	55,231	4.25	to	16.45	179,112	-	0.55	to	2.70	33.63		to	30.83
12/31/2018	20,577	3.18	to	12.58	50,440	-	0.55	to	2.70	1.76		to	(0.38)
AB Sustainable Global Thematic Growth Class B Shares
12/31/2022	109	2.89	to	16.81	181	-	0.55	to	2.70	(27.57)		to	(29.08)
12/31/2021	123	3.99	to	23.71	285	-	0.55	to	2.70	21.90		to	19.35
12/31/2020	10,299	3.28	to	19.87	22,098	0.49	0.55	to	2.70	38.32		to	35.43
12/31/2019	13,583	2.37	to	14.67	21,429	0.16	0.55	to	2.70	29.07		to	26.37
12/31/2018	14,101	1.84	to	11.61	17,251	-	0.55	to	2.70	(10.48)		to	(12.36)
Allspring VT Discovery Class 2 Shares
12/31/2022	-	99.57	to	84.18	-	-	0.80	to	1.40	(38.34)		to	(38.71)
12/31/2021	-	161.49	to	137.33	-	-	0.80	to	1.40	(5.80)		to	(6.35)
12/31/2020	-	171.43	to	146.65	-	-	0.80	to	1.40	61.36		to	60.41
12/31/2019	-	106.24	to	91.42	-	-	0.80	to	1.40	37.92		to	37.10
12/31/2018	-	77.03	to	66.68	-	-	0.80	to	1.40	(7.80)		to	(8.35)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	41,693	72.37	to	58.07	2,815,633	0.52	0.80	to	1.40	(23.48)		to	(23.94)
12/31/2021	42,438	94.58	to	76.34	3,746,484	0.76	0.80	to	1.40	25.99		to	25.24
12/31/2020	40,949	75.07	to	60.95	2,853,761	1.09	0.80	to	1.40	23.16		to	22.43
12/31/2019	42,462	60.95	to	49.79	2,399,073	1.46	0.80	to	1.40	33.29		to	32.50
12/31/2018	45,314	45.73	to	37.57	1,918,269	1.77	0.80	to	1.40	(5.16)		to	(5.73)
BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2022	-	3.71	to	14.94	-	0.41	0.55	to	2.70	(23.48)		to	(25.08)
12/31/2021	-	4.85	to	19.94	-	0.75	0.55	to	2.70	25.99		to	23.35
12/31/2020	-	3.85	to	16.17	-	0.99	0.55	to	2.70	23.18		to	20.60
12/31/2019	-	3.13	to	13.40	-	1.17	0.55	to	2.70	33.28		to	30.49
12/31/2018	-	2.35	to	10.27	-	1.85	0.55	to	2.70	(5.16)		to	(7.16)
BNY Mellon VIF Appreciation Service Shares
12/31/2022	14,490	3.97	to	17.30	51,729	0.43	0.55	to	2.70	(18.70)		to	(20.40)
12/31/2021	14,490	4.89	to	21.74	63,838	0.20	0.55	to	2.70	26.08		to	23.44
12/31/2020	14,490	3.88	to	17.61	50,801	0.55	0.55	to	2.70	22.71		to	20.14
12/31/2019	15,718	3.16	to	14.66	44,723	0.92	0.55	to	2.70	35.04		to	32.21
12/31/2018	23,533	2.34	to	11.09	48,099	1.01	0.55	to	2.70	(7.61)		to	(9.56)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2022	16,132	93.72	to	76.95	1,279,811	0.80	0.80	to	1.40	(15.49)		to	(15.99)
12/31/2021	16,302	110.90	to	91.60	1,538,142	0.47	0.80	to	1.40	24.63		to	23.90
12/31/2020	17,266	88.98	to	73.93	1,311,918	0.77	0.80	to	1.40	23.64		to	22.91
12/31/2019	18,652	71.97	to	60.15	1,162,656	1.09	0.80	to	1.40	28.10		to	27.34
12/31/2018	22,835	56.18	to	47.24	1,109,737	0.80	0.80	to	1.40	(5.45)		to	(6.01)
Calvert VP EAFE International Index Class I Shares
12/31/2022	893,963	1.48	to	1.37	1,279,955	3.53	0.80	to	1.40	(15.26)		to	(15.76)
12/31/2021	906,904	1.75	to	1.63	1,536,025	1.78	0.80	to	1.40	10.00		to	9.34
12/31/2020	941,692	1.59	to	1.49	1,453,317	3.36	0.80	to	1.40	6.92		to	6.28
12/31/2019	1,015,354	1.49	to	1.40	1,467,088	2.53	0.80	to	1.40	20.30		to	19.59
12/31/2018	1,082,400	1.24	to	1.17	1,300,853	3.18	0.80	to	1.40	(14.27)		to	(14.78)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Calvert VP SRI Balanced
12/31/2022	50,394	$54.48	to	$45.63	$2,446,397	1.15%	0.80%	to	1.40%	(16.08	) %	to	(16.58	) %
12/31/2021	56,086	64.93	to	54.69	3,242,562	1.15	0.80	to	1.40	14.20		to	13.53
12/31/2020	62,808	56.85	to	48.18	3,181,454	1.51	0.80	to	1.40	14.34		to	13.67
12/31/2019	70,248	49.72	to	42.38	3,113,543	1.53	0.80	to	1.40	23.42		to	22.69
12/31/2018	73,933	40.29	to	34.55	2,653,513	1.80	0.80	to	1.40	(3.45)		to	(4.02)
Calvert VP SRI Mid Cap
12/31/2022	66,793	71.58	to	59.98	4,454,316	-	0.80	to	1.40	(20.12)		to	(20.60)
12/31/2021	69,717	89.61	to	75.54	5,815,421	0.20	0.80	to	1.40	14.11		to	13.44
12/31/2020	76,169	78.53	to	66.59	5,584,530	0.44	0.80	to	1.40	11.36		to	10.70
12/31/2019	79,801	70.52	to	60.15	5,248,573	0.43	0.80	to	1.40	30.32		to	29.55
12/31/2018	87,067	54.11	to	46.43	4,382,954	0.53	0.80	to	1.40	(5.19)		to	(5.76)
Columbia - Select Mid Cap Growth Class 2 Shares
12/31/2022	49,336	2.25	to	14.28	109,494	-	0.55	to	2.70	(31.39)		to	(32.82)
12/31/2021	64,702	3.28	to	21.26	209,656	-	0.55	to	2.70	15.64		to	13.21
12/31/2020	84,175	2.83	to	18.78	236,222	-	0.55	to	2.70	34.34		to	31.53
12/31/2019	92,739	2.11	to	14.28	193,919	-	0.55	to	2.70	34.09		to	31.29
12/31/2018	93,444	1.57	to	10.88	145,840	-	0.55	to	2.70	(5.50)		to	(7.49)
Columbia - Seligman Global Technology Class 2 Shares
12/31/2022	47,625	8.53	to	22.11	303,930	-	0.55	to	2.70	(32.23)		to	(33.65)
12/31/2021	47,729	12.59	to	33.32	450,742	0.28	0.55	to	2.70	37.93		to	35.04
12/31/2020	48,530	9.12	to	24.67	332,576	-	0.55	to	2.70	45.00		to	41.97
12/31/2019	48,837	6.29	to	17.38	231,303	-	0.55	to	2.70	54.12		to	50.90
12/31/2018	52,205	4.08	to	11.52	159,866	-	0.55	to	2.70	(8.95)		to	(10.87)
Columbia - Small Company Growth Class 1 Shares
12/31/2022	177,703	3.86	to	16.10	875,622	-	0.55	to	2.70	(36.12)		to	(37.46)
12/31/2021	249,547	6.04	to	25.75	1,905,581	-	0.55	to	2.70	(3.43)		to	(5.46)
12/31/2020	327,396	6.25	to	27.23	2,659,427	-	0.55	to	2.70	70.19		to	66.63
12/31/2019	345,888	3.67	to	16.34	1,645,574	-	0.55	to	2.70	39.93		to	37.00
12/31/2018	354,895	2.62	to	11.93	1,214,801	-	0.55	to	2.70	(2.29)		to	(4.35)
DFA VA Global Bond
12/31/2022	25,499,129	1.41	to	9.15	40,741,070	1.53	0.55	to	1.85	(6.84)		to	(8.03)
12/31/2021	27,867,842	1.52	to	9.95	47,721,430	0.72	0.55	to	1.85	(1.58)		to	(2.84)
12/31/2020	29,138,046	1.54	to	10.24	50,955,010	0.03	0.55	to	1.85	0.90		to	(0.38)
12/31/2019	32,238,656	1.53	to	10.28	55,404,885	2.39	0.55	to	1.85	3.61		to	2.29
12/31/2018	36,653,040	1.47	to	10.05	60,434,275	4.24	0.55	to	1.85	1.19		to	(0.11)
DFA VA International Small
12/31/2022	6,036,655	3.17	to	12.08	24,431,436	2.49	0.55	to	1.85	(18.09)		to	(19.14)
12/31/2021	6,313,609	3.87	to	14.94	31,416,540	2.48	0.55	to	1.85	13.94		to	12.48
12/31/2020	7,216,991	3.39	to	13.28	31,676,510	2.09	0.55	to	1.85	8.82		to	7.43
12/31/2019	8,121,381	3.12	to	12.36	32,934,967	2.65	0.55	to	1.85	23.22		to	21.65
12/31/2018	9,256,401	2.53	to	10.16	30,637,974	1.50	0.55	to	1.85	(20.21)		to	(21.24)
DFA VA International Value
12/31/2022	10,134,794	2.36	to	1.33	29,812,510	3.84	0.55	to	1.85	(3.98)		to	(5.21)
12/31/2021	10,985,692	2.46	to	1.40	33,820,327	3.82	0.55	to	1.85	17.47		to	15.97
12/31/2020	12,904,472	2.09	to	1.21	33,746,520	2.47	0.55	to	1.85	(2.30)		to	(3.55)
12/31/2019	13,596,196	2.14	to	1.25	36,569,767	3.38	0.55	to	1.85	15.23		to	13.75
12/31/2018	16,019,507	1.86	to	1.10	37,377,736	2.39	0.55	to	1.85	(17.54)		to	(18.60)
DFA VA Short-Term Fixed
12/31/2022	26,711,524	1.17	to	0.87	35,979,779	1.23	0.55	to	1.85	(1.70)		to	(2.95)
12/31/2021	29,717,141	1.19	to	0.89	40,351,533	0.01	0.55	to	1.85	(0.74)		to	(2.00)
12/31/2020	31,697,923	1.20	to	0.91	43,002,159	0.58	0.55	to	1.85	0.05		to	(1.23)
12/31/2019	35,259,166	1.20	to	0.92	47,426,386	2.16	0.55	to	1.85	1.95		to	0.66
12/31/2018	40,589,040	1.18	to	0.92	52,569,214	1.55	0.55	to	1.85	1.22		to	(0.08)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA U.S. Large Value
12/31/2022	13,644,212	$4.05	to	$2.81	$61,627,910	2.16%	0.55%	to	1.85%	(5.40	) %	to	(6.60	) %
12/31/2021	15,029,614	4.28	to	3.01	72,246,267	1.63	0.55	to	1.85	26.34		to	24.73
12/31/2020	19,467,224	3.39	to	2.42	73,045,236	2.24	0.55	to	1.85	(1.92)		to	(3.17)
12/31/2019	21,125,053	3.46	to	2.50	81,185,768	2.09	0.55	to	1.85	25.10		to	23.50
12/31/2018	23,977,431	2.76	to	2.02	73,532,061	1.97	0.55	to	1.85	(12.60)		to	(13.72)
DFA VA U.S. Targeted Value
12/31/2022	7,684,657	3.98	to	2.92	40,595,522	1.26	0.55	to	1.85	(4.74)		to	(5.95)
12/31/2021	8,651,371	4.18	to	3.11	48,092,886	1.33	0.55	to	1.85	38.92		to	37.15
12/31/2020	11,300,609	3.01	to	2.27	44,929,524	1.80	0.55	to	1.85	3.41		to	2.09
12/31/2019	12,158,691	2.91	to	2.22	47,511,991	1.41	0.55	to	1.85	21.89		to	20.33
12/31/2018	13,834,790	2.39	to	1.85	44,719,214	0.90	0.55	to	1.85	(16.33)		to	(17.41)
Federated Hermes Fund for U.S. Government Securities II
12/31/2022	739,077	1.36	to	8.37	1,431,467	1.93	0.55	to	2.70	(13.03)		to	(14.84)
12/31/2021	1,063,865	1.56	to	9.83	2,241,897	2.34	0.55	to	2.70	(2.58)		to	(4.62)
12/31/2020	1,539,179	1.60	to	10.30	3,335,910	2.20	0.55	to	2.70	4.64		to	2.45
12/31/2019	1,338,100	1.53	to	10.06	2,917,100	2.44	0.55	to	2.70	5.32		to	3.11
12/31/2018	1,602,143	1.45	to	9.75	3,260,425	2.46	0.55	to	2.70	(0.10)		to	(2.20)
Federated Hermes Government Money II Service Shares
12/31/2022	6,156,894	1.10	to	8.91	7,638,038	1.20	0.55	to	2.70	0.61		to	(1.50)
12/31/2021	4,782,330	1.09	to	9.05	5,852,319	-	0.55	to	2.70	(0.55)		to	(2.63)
12/31/2020	5,268,350	1.10	to	9.29	6,499,923	0.19	0.55	to	2.70	(0.35)		to	(2.43)
12/31/2019	5,912,615	1.10	to	9.52	7,367,495	1.80	0.55	to	2.70	1.09		to	(1.03)
12/31/2018	47,508,509	1.09	to	9.62	53,123,002	1.36	0.55	to	2.70	0.69		to	(1.43)
Federated Hermes High Income Bond II Primary Shares
12/31/2022	916,710	2.56	to	9.90	3,131,730	5.60	0.55	to	2.70	(12.26)		to	(14.09)
12/31/2021	1,293,566	2.92	to	11.52	4,837,118	4.92	0.55	to	2.70	4.27		to	2.09
12/31/2020	1,178,424	2.80	to	11.29	4,610,539	6.03	0.55	to	2.70	5.01		to	2.81
12/31/2019	1,543,127	2.67	to	10.98	5,495,361	6.13	0.55	to	2.70	13.92		to	11.53
12/31/2018	1,625,924	2.34	to	9.84	5,160,161	7.87	0.55	to	2.70	(3.82)		to	(5.84)
Federated Hermes Managed Volatility II Primary Shares
12/31/2022	942,378	2.93	to	11.35	2,534,155	1.94	0.55	to	2.70	(14.23)		to	(16.02)
12/31/2021	1,045,870	3.41	to	13.51	3,270,345	1.79	0.55	to	2.70	17.86		to	15.40
12/31/2020	1,081,706	2.90	to	11.71	2,904,976	2.57	0.55	to	2.70	0.38		to	(1.72)
12/31/2019	1,100,375	2.89	to	11.91	2,935,662	3.14	0.55	to	2.70	19.57		to	17.07
12/31/2018	2,924,177	2.41	to	10.18	6,142,110	2.71	0.55	to	2.70	(9.00)		to	(10.91)
Fidelity® VIP Asset Manager Initial Class
12/31/2022	12,405	43.72	to	36.25	454,445	2.00	0.80	to	1.40	(15.61)		to	(16.11)
12/31/2021	13,440	51.81	to	43.21	587,881	1.63	0.80	to	1.40	9.05		to	8.40
12/31/2020	13,666	47.51	to	39.86	551,767	1.52	0.80	to	1.40	13.96		to	13.28
12/31/2019	13,923	41.69	to	35.19	496,538	1.79	0.80	to	1.40	17.31		to	16.62
12/31/2018	14,338	35.54	to	30.17	438,642	1.70	0.80	to	1.40	(6.11)		to	(6.66)
Fidelity® VIP Contrafund® Initial Class
12/31/2022	1,721,464	3.42	to	15.54	5,694,931	0.51	0.55	to	2.70	(26.72)		to	(28.25)
12/31/2021	1,891,613	4.66	to	21.66	8,519,292	0.06	0.55	to	2.70	27.14		to	24.48
12/31/2020	2,201,598	3.67	to	17.40	7,804,092	0.25	0.55	to	2.70	29.85		to	27.14
12/31/2019	2,579,155	2.83	to	13.69	7,055,159	0.42	0.55	to	2.70	30.86		to	28.12
12/31/2018	3,419,038	2.16	to	10.68	7,166,548	0.68	0.55	to	2.70	(6.89)		to	(8.85)
Fidelity® VIP Equity-Income Initial Class
12/31/2022	18,848	79.78	to	66.44	1,265,975	1.90	0.80	to	1.40	(5.71)		to	(6.27)
12/31/2021	19,334	84.61	to	70.88	1,387,546	1.87	0.80	to	1.40	23.90		to	23.17
12/31/2020	20,412	68.29	to	57.55	1,189,061	1.76	0.80	to	1.40	5.85		to	5.22
12/31/2019	23,212	64.52	to	54.69	1,283,642	1.91	0.80	to	1.40	26.43		to	25.68
12/31/2018	26,344	51.03	to	43.51	1,148,904	2.29	0.80	to	1.40	(9.02)		to	(9.57)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2022	313,616	$15.43	to	$13.05	$4,706,059	1.42%	0.80%	to	1.40%	0.63%	to	0.04%
12/31/2021	318,992	15.33	to	13.05	4,752,589	0.01	0.80	to	1.40	(0.78)	to	(1.37)
12/31/2020	89,574	15.45	to	13.23	1,245,806	0.29	0.80	to	1.40	(0.48)	to	(1.07)
12/31/2019	74,657	15.53	to	13.37	1,061,582	2.02	0.80	to	1.40	1.21	to	0.61
12/31/2018	129,624	15.34	to	13.29	1,780,137	1.64	0.80	to	1.40	0.84	to	0.24
Fidelity® VIP Growth Initial Class
12/31/2022	19,014	121.92	to	98.27	1,913,799	0.61	0.80	to	1.40	(25.06)	to	(25.50)
12/31/2021	20,589	162.68	to	131.90	2,763,678	-	0.80	to	1.40	22.24	to	21.51
12/31/2020	20,805	133.08	to	108.55	2,297,609	0.07	0.80	to	1.40	42.75	to	41.91
12/31/2019	21,701	93.23	to	76.49	1,687,443	0.25	0.80	to	1.40	33.25	to	32.46
12/31/2018	23,296	69.96	to	57.75	1,360,345	0.24	0.80	to	1.40	(0.97)	to	(1.55)
Fidelity® VIP Mid Cap Initial Class
12/31/2022	208,087	4.95	to	13.57	1,014,474	0.49	0.55	to	2.70	(15.21)	to	(16.98)
12/31/2021	234,293	5.84	to	16.35	1,347,811	0.50	0.55	to	2.70	24.92	to	22.30
12/31/2020	371,942	4.68	to	13.37	1,714,558	0.66	0.55	to	2.70	17.54	to	15.08
12/31/2019	355,373	3.98	to	11.61	1,393,530	0.84	0.55	to	2.70	22.77	to	20.20
12/31/2018	420,521	3.24	to	9.66	1,344,943	0.61	0.55	to	2.70	(15.01)	to	(16.80)
Fidelity® VIP Value Strategies Initial Class
12/31/2022	291,743	3.86	to	15.04	1,080,807	1.09	0.55	to	2.70	(7.53)	to	(9.47)
12/31/2021	313,386	4.17	to	16.61	1,257,436	1.41	0.55	to	2.70	32.87	to	30.09
12/31/2020	404,479	3.14	to	12.77	1,230,215	1.32	0.55	to	2.70	7.67	to	5.41
12/31/2019	447,774	2.92	to	12.12	1,258,986	1.71	0.55	to	2.70	33.79	to	30.99
12/31/2018	438,421	2.18	to	9.25	928,256	0.98	0.55	to	2.70	(17.77)	to	(19.51)
NVIT Emerging Markets Class D Shares
12/31/2022	68,936	10.61	to	9.59	725,724	0.16	0.55	to	2.70	(25.41)	to	(26.97)
12/31/2021	79,583	14.22	to	13.13	1,124,940	0.91	0.55	to	2.70	(8.09)	to	(10.02)
12/31/2020	91,504	15.48	to	14.59	1,409,216	1.59	0.55	to	2.70	12.30	to	9.95
12/31/2019	116,591	13.78	to	13.27	1,601,189	1.99	0.55	to	2.70	21.91	to	19.36
12/31/2018	147,557	11.30	to	11.12	1,663,228	0.33	0.55	to	2.70	(18.16)	to	(19.89)
T. Rowe Price All-Cap Opportunities
12/31/2022	12,674	128.64	to	110.84	1,413,050	-	0.80	to	1.40	(22.13)	to	(22.59)
12/31/2021	13,890	165.21	to	143.19	2,000,674	-	0.80	to	1.40	19.84	to	19.13
12/31/2020	15,118	137.86	to	120.20	1,827,031	-	0.80	to	1.40	43.23	to	42.38
12/31/2019	17,174	96.25	to	84.42	1,459,877	0.41	0.80	to	1.40	33.86	to	33.07
12/31/2018	18,442	71.90	to	63.44	1,173,761	0.16	0.80	to	1.40	0.35	to	(0.25)
T. Rowe Price Equity Income Service Class
12/31/2022	13,761	93.24	to	77.34	1,078,861	1.82	0.80	to	1.40	(4.11)	to	(4.67)
12/31/2021	15,793	97.24	to	81.13	1,299,466	1.56	0.80	to	1.40	24.55	to	23.82
12/31/2020	17,258	78.07	to	65.52	1,146,068	2.34	0.80	to	1.40	0.38	to	(0.21)
12/31/2019	18,815	77.77	to	65.66	1,251,363	2.31	0.80	to	1.40	25.40	to	24.65
12/31/2018	22,884	62.02	to	52.68	1,207,860	2.02	0.80	to	1.40	(10.22)	to	(10.76)
T. Rowe Price International Stock
12/31/2022	12,466	27.42	to	22.84	285,643	0.72	0.80	to	1.40	(16.48)	to	(16.98)
12/31/2021	14,871	32.83	to	27.52	410,209	0.58	0.80	to	1.40	0.52	to	(0.08)
12/31/2020	16,566	32.66	to	27.54	457,169	0.58	0.80	to	1.40	13.54	to	12.87
12/31/2019	18,962	28.77	to	24.40	463,461	2.33	0.80	to	1.40	26.76	to	26.01
12/31/2018	20,666	22.70	to	19.36	400,777	1.34	0.80	to	1.40	(14.89)	to	(15.40)
TA Aegon Bond Initial Class
12/31/2022	6,321,483	1.64	to	8.83	10,719,881	2.64	0.55	to	2.70	(15.30)	to	(17.07)
12/31/2021	7,283,721	1.94	to	10.64	14,711,246	1.52	0.55	to	2.70	(1.42)	to	(3.48)
12/31/2020	8,538,220	1.96	to	11.03	17,536,967	4.13	0.55	to	2.70	7.10	to	4.85
12/31/2019	9,984,141	1.83	to	10.52	19,120,662	2.43	0.55	to	2.70	7.82	to	5.56
12/31/2018	11,203,594	1.70	to	9.96	19,938,244	2.63	0.55	to	2.70	(1.20)	to	(3.28)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Sustainable Equity Income Initial Class
12/31/2022	796,162	$2.45	to	$10.80	$1,844,875	2.18%	0.55%	to	2.70%	(12.11	) %	to	(13.95	) %
12/31/2021	849,774	2.79	to	12.55	2,249,778	2.10	0.55	to	2.70	21.75		to	19.21
12/31/2020	948,301	2.29	to	10.53	2,073,723	2.97	0.55	to	2.70	(7.86)		to	(9.79)
12/31/2019	1,019,881	2.49	to	11.67	2,438,100	2.49	0.55	to	2.70	23.23		to	20.65
12/31/2018	1,173,641	2.02	to	9.67	2,276,930	2.10	0.55	to	2.70	(11.99)		to	(13.84)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	329,287	2.61	to	9.79	1,160,178	3.48	0.55	to	2.70	(28.58)		to	(30.08)
12/31/2021	388,906	3.65	to	14.00	1,948,142	2.51	0.55	to	2.70	25.53		to	22.91
12/31/2020	415,863	2.91	to	11.39	1,646,506	12.37	0.55	to	2.70	(0.86)		to	(2.94)
12/31/2019	463,941	2.93	to	11.73	1,919,460	0.82	0.55	to	2.70	24.51		to	21.90
12/31/2018	653,744	2.36	to	9.62	2,130,374	8.87	0.55	to	2.70	(10.58)		to	(12.47)
TA BlackRock Government Money Market Initial Class
12/31/2022	2,116,219	0.98	to	0.93	2,064,856	1.38	0.80	to	1.40	0.60		to	0.01
12/31/2021	2,398,216	0.97	to	0.93	2,323,103	0.00	0.80	to	1.40	(0.78)		to	(1.38)
12/31/2020	3,204,719	0.98	to	0.94	3,135,245	0.27	0.80	to	1.40	(0.50)		to	(1.10)
12/31/2019	2,591,649	0.99	to	0.95	2,547,526	1.95	0.80	to	1.40	1.16		to	0.57
12/31/2018	2,746,217	0.98	to	0.95	2,669,355	1.82	0.80	to	1.40	0.99		to	0.39
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	681,777	1.63	to	10.57	1,107,107	2.48	0.55	to	2.70	(14.54)		to	(16.33)
12/31/2021	218,862	1.90	to	12.64	415,950	1.37	0.55	to	2.70	9.05		to	6.77
12/31/2020	222,017	1.75	to	11.84	386,948	2.46	0.55	to	2.70	3.91		to	1.74
12/31/2019	276,906	1.68	to	11.63	464,598	2.24	0.55	to	2.70	15.29		to	12.87
12/31/2018	255,225	1.46	to	10.31	371,366	1.49	0.55	to	2.70	(4.86)		to	(6.86)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	169,798	1.79	to	11.48	296,697	1.71	0.55	to	2.70	(14.78)		to	(16.57)
12/31/2021	179,125	2.10	to	13.76	367,954	1.12	0.55	to	2.70	13.62		to	11.24
12/31/2020	181,758	1.84	to	12.37	328,967	2.15	0.55	to	2.70	3.95		to	1.77
12/31/2019	166,582	1.77	to	12.15	290,004	2.02	0.55	to	2.70	19.09		to	16.59
12/31/2018	171,176	1.49	to	10.42	250,589	1.99	0.55	to	2.70	(7.50)		to	(9.45)
TA International Focus Initial Class
12/31/2022	226,795	2.58	to	12.26	572,553	3.07	0.55	to	2.70	(20.48)		to	(22.14)
12/31/2021	228,655	3.25	to	15.75	726,451	1.32	0.55	to	2.70	10.21		to	7.91
12/31/2020	217,413	2.95	to	14.59	612,750	2.17	0.55	to	2.70	20.24		to	17.72
12/31/2019	223,861	2.45	to	12.40	525,553	1.38	0.55	to	2.70	26.98		to	24.33
12/31/2018	437,356	1.93	to	9.97	823,016	1.22	0.55	to	2.70	(18.16)		to	(19.88)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	200,677	4.37	to	17.02	652,871	-	0.55	to	2.70	(17.17)		to	(18.90)
12/31/2021	180,236	5.27	to	20.99	715,592	0.23	0.55	to	2.70	16.66		to	14.22
12/31/2020	237,873	4.52	to	18.38	799,233	0.22	0.55	to	2.70	18.55		to	16.07
12/31/2019	299,397	3.81	to	15.83	832,121	0.07	0.55	to	2.70	35.96		to	33.12
12/31/2018	291,735	2.80	to	11.89	600,391	0.05	0.55	to	2.70	(1.76)		to	(3.83)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	466,574	2.01	to	10.51	956,047	5.79	0.55	to	2.70	(15.82)		to	(17.58)
12/31/2021	594,517	2.38	to	12.75	1,444,170	2.63	0.55	to	2.70	5.32		to	3.12
12/31/2020	498,044	2.26	to	12.37	1,165,906	2.59	0.55	to	2.70	10.86		to	8.54
12/31/2019	550,913	2.04	to	11.39	1,169,242	2.62	0.55	to	2.70	13.28		to	10.91
12/31/2018	559,518	1.80	to	10.27	1,046,892	1.87	0.55	to	2.70	(4.51)		to	(6.52)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	851,648	3.00	to	13.79	2,620,118	6.06	0.55	to	2.70	(22.99)		to	(24.60)
12/31/2021	802,493	3.89	to	18.29	3,204,091	1.67	0.55	to	2.70	18.99		to	16.50
12/31/2020	821,743	3.27	to	15.70	2,762,772	1.69	0.55	to	2.70	24.06		to	21.46
12/31/2019	849,455	2.64	to	12.93	2,306,445	1.74	0.55	to	2.70	25.36		to	22.74
12/31/2018	853,295	2.10	to	10.53	1,852,867	2.00	0.55	to	2.70	(10.89)		to	(12.76)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	584,896	$2.32	to	$11.28	$1,348,333	5.05%	0.55%	to	2.70%	(16.53	) %	to	(18.28	) %
12/31/2021	638,777	2.78	to	13.81	1,785,318	1.95	0.55	to	2.70	8.58		to	6.31
12/31/2020	740,130	2.56	to	12.99	1,904,965	2.14	0.55	to	2.70	11.99		to	9.64
12/31/2019	697,431	2.29	to	11.85	1,613,674	2.18	0.55	to	2.70	15.78		to	13.36
12/31/2018	764,776	1.98	to	10.45	1,532,735	1.73	0.55	to	2.70	(5.65)		to	(7.64)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	512,750	2.64	to	12.29	1,386,349	5.41	0.55	to	2.70	(17.81)		to	(19.52)
12/31/2021	573,404	3.22	to	15.27	1,891,023	2.15	0.55	to	2.70	13.32		to	10.95
12/31/2020	601,163	2.84	to	13.76	1,753,210	2.08	0.55	to	2.70	14.44		to	12.04
12/31/2019	788,037	2.48	to	12.28	2,024,821	2.21	0.55	to	2.70	19.35		to	16.86
12/31/2018	775,610	2.08	to	10.51	1,670,006	1.89	0.55	to	2.70	(7.58)		to	(9.53)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	301,422	4.36	to	16.03	2,579,134	0.68	0.55	to	2.70	(18.80)		to	(20.49)
12/31/2021	316,410	5.37	to	20.16	3,255,468	0.76	0.55	to	2.70	29.41		to	26.70
12/31/2020	408,430	4.15	to	15.92	3,089,087	1.39	0.55	to	2.70	19.51		to	17.01
12/31/2019	581,821	3.47	to	13.60	3,235,558	1.16	0.55	to	2.70	30.32		to	27.59
12/31/2018	707,756	2.66	to	10.66	2,958,421	1.06	0.55	to	2.70	(6.53)		to	(8.50)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	5,307	3.87	to	13.81	17,845	-	0.55	to	2.70	(60.06)		to	(60.90)
12/31/2021	6,063	9.69	to	35.33	50,953	-	0.55	to	2.70	(1.08)		to	(3.15)
12/31/2020	13,134	9.80	to	36.48	109,136	-	0.55	to	2.70	116.68		to	112.15
12/31/2019	21,540	4.52	to	17.19	82,504	-	0.55	to	2.70	23.06		to	20.49
12/31/2018	21,540	3.67	to	14.27	67,618	-	0.55	to	2.70	6.10		to	3.86
TA Multi-Managed Balanced Initial Class
12/31/2022	578,057	2.68	to	12.89	1,497,486	1.19	0.55	to	2.70	(16.74)		to	(18.48)
12/31/2021	612,087	3.22	to	15.82	1,904,204	1.15	0.55	to	2.70	16.40		to	13.96
12/31/2020	689,571	2.77	to	13.88	1,843,988	1.62	0.55	to	2.70	15.26		to	12.85
12/31/2019	890,369	2.40	to	12.30	2,058,934	1.63	0.55	to	2.70	21.10		to	18.57
12/31/2018	1,018,540	1.98	to	10.37	1,954,135	1.45	0.55	to	2.70	(4.19)		to	(6.21)
TA S&P 500 Index Initial Class
12/31/2022(1)	96,187	9.36	to	9.23	90,039	1.23	0.55	to	2.70	-		to	-
TA Small/Mid Cap Value Initial Class
12/31/2022	298,107	3.07	to	13.15	2,594,770	0.62	0.55	to	2.70	(8.81)		to	(10.72)
12/31/2021	287,390	3.37	to	14.72	2,747,254	0.62	0.55	to	2.70	27.42		to	24.76
12/31/2020	351,501	2.64	to	11.80	2,584,665	1.18	0.55	to	2.70	3.47		to	1.30
12/31/2019	453,673	2.56	to	11.65	2,817,286	0.97	0.55	to	2.70	24.59		to	21.99
12/31/2018	557,786	2.05	to	9.55	2,703,751	0.86	0.55	to	2.70	(11.95)		to	(13.80)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	1,303,155	3.78	to	13.57	4,793,404	-	0.55	to	2.70	(22.81)		to	(24.43)
12/31/2021	1,327,467	4.90	to	17.95	6,329,681	-	0.55	to	2.70	10.76		to	8.45
12/31/2020	1,430,753	4.42	to	16.55	6,160,846	-	0.55	to	2.70	22.89		to	20.31
12/31/2019	1,780,488	3.60	to	13.76	6,270,882	-	0.55	to	2.70	32.04		to	29.28
12/31/2018	2,301,777	2.72	to	10.64	6,145,225	-	0.55	to	2.70	(7.59)		to	(9.54)
TA TS&W International Equity Initial Class
12/31/2022	289,049	2.22	to	11.10	771,801	3.47	0.55	to	2.70	(14.87)		to	(16.65)
12/31/2021	210,498	2.60	to	13.32	773,588	1.82	0.55	to	2.70	12.79		to	10.43
12/31/2020	254,616	2.31	to	12.06	781,157	3.06	0.55	to	2.70	5.96		to	3.74
12/31/2019	275,359	2.18	to	11.63	822,843	1.43	0.55	to	2.70	20.40		to	17.88
12/31/2018	273,353	1.81	to	9.86	688,220	2.36	0.55	to	2.70	(15.99)		to	(17.76)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class
12/31/2022	1,803,174	$4.46	to	$17.27	$7,779,046	-%	0.55%	to	2.70%	(31.72	) %	to	(33.15	) %
12/31/2021	1,752,579	6.53	to	25.84	11,036,591	0.08	0.55	to	2.70	20.01		to	17.49
12/31/2020	2,306,411	5.44	to	21.99	12,160,465	0.11	0.55	to	2.70	36.55		to	33.69
12/31/2019	2,830,968	3.98	to	16.45	10,965,506	0.13	0.55	to	2.70	39.28		to	36.36
12/31/2018	3,298,370	2.86	to	12.06	9,171,891	0.33	0.55	to	2.70	(0.34)		to	(2.44)
Vanguard® Equity Index
12/31/2022	10,058,108	4.41	to	15.96	44,738,923	1.35	0.55	to	2.70	(18.68)		to	(20.38)
12/31/2021	11,412,047	5.42	to	20.05	62,575,597	1.30	0.55	to	2.70	27.85		to	25.17
12/31/2020	13,703,852	4.24	to	16.02	58,813,517	1.71	0.55	to	2.70	17.55		to	15.09
12/31/2019	15,625,042	3.61	to	13.92	57,101,058	1.86	0.55	to	2.70	30.58		to	27.85
12/31/2018	18,164,546	2.76	to	10.88	50,889,051	1.73	0.55	to	2.70	(5.03)		to	(7.03)
Vanguard® International
12/31/2022	6,785,990	1.96	to	15.19	13,109,670	1.29	0.55	to	2.70	(30.50)		to	(31.96)
12/31/2021	6,831,636	2.81	to	22.33	18,982,511	0.28	0.55	to	2.70	(2.08)		to	(4.13)
12/31/2020	8,234,045	2.87	to	23.29	23,400,528	1.28	0.55	to	2.70	56.72		to	53.44
12/31/2019	11,103,858	1.83	to	15.18	20,151,806	1.32	0.55	to	2.70	30.50		to	27.77
12/31/2018	12,275,959	1.41	to	11.88	17,061,675	0.79	0.55	to	2.70	(13.09)		to	(14.93)
Vanguard® Mid-Cap Index
12/31/2022	2,700,687	4.85	to	14.16	13,384,229	1.12	0.55	to	2.70	(19.26)		to	(20.95)
12/31/2021	2,976,111	6.00	to	17.91	18,297,053	1.17	0.55	to	2.70	23.68		to	21.09
12/31/2020	3,838,302	4.85	to	14.79	19,161,323	1.52	0.55	to	2.70	17.43		to	14.97
12/31/2019	4,551,504	4.13	to	12.86	19,412,231	1.60	0.55	to	2.70	30.16		to	27.43
12/31/2018	5,488,273	3.17	to	10.10	17,946,992	1.25	0.55	to	2.70	(9.83)		to	(11.73)
Vanguard® Real Estate Index
12/31/2022	3,222,323	3.75	to	10.92	13,255,445	1.91	0.55	to	2.70	(26.70)		to	(28.23)
12/31/2021	3,423,345	5.12	to	15.22	19,250,096	2.10	0.55	to	2.70	39.44		to	36.52
12/31/2020	4,088,320	3.67	to	11.15	16,589,637	2.60	0.55	to	2.70	(5.37)		to	(7.36)
12/31/2019	4,365,138	3.88	to	12.03	18,741,090	2.83	0.55	to	2.70	28.10		to	25.42
12/31/2018	5,311,971	3.03	to	9.59	17,850,486	3.19	0.55	to	2.70	(5.87)		to	(7.86)
Vanguard® Short-Term Investment Grade
12/31/2022	16,221,214	1.48	to	9.21	24,585,003	1.70	0.55	to	2.70	(6.24)		to	(8.20)
12/31/2021	18,438,884	1.58	to	10.03	29,866,930	2.11	0.55	to	2.70	(1.00)		to	(3.07)
12/31/2020	22,081,051	1.60	to	10.35	36,290,982	2.70	0.55	to	2.70	4.92		to	2.72
12/31/2019	23,377,078	1.52	to	10.08	36,629,942	2.71	0.55	to	2.70	5.12		to	2.92
12/31/2018	25,745,017	1.45	to	9.79	38,368,440	1.92	0.55	to	2.70	0.48		to	(1.63)
Vanguard® Total Bond Market Index
12/31/2022	21,226,968	1.57	to	8.83	34,251,982	2.10	0.55	to	2.70	(13.69)		to	(15.49)
12/31/2021	22,869,040	1.82	to	10.45	42,814,906	2.16	0.55	to	2.70	(2.25)		to	(4.30)
12/31/2020	24,978,730	1.86	to	10.92	48,131,702	2.45	0.55	to	2.70	6.99		to	4.75
12/31/2019	25,737,985	1.74	to	10.42	46,486,867	3.23	0.55	to	2.70	8.08		to	5.82
12/31/2018	36,846,231	1.61	to	9.85	61,728,078	2.51	0.55	to	2.70	(0.68)		to	(2.77)
Wanger Acorn
12/31/2022	444,965	3.59	to	11.70	2,442,202	-	0.55	to	2.70	(33.83)		to	(35.21)
12/31/2021	526,134	5.42	to	18.05	4,204,764	0.72	0.55	to	2.70	8.30		to	6.04
12/31/2020	625,592	5.00	to	17.03	4,417,988	-	0.55	to	2.70	23.55		to	20.96
12/31/2019	715,788	4.05	to	14.08	4,215,210	0.26	0.55	to	2.70	30.38		to	27.66
12/31/2018	804,223	3.11	to	11.03	3,693,540	0.09	0.55	to	2.70	(2.00)		to	(4.07)
Wanger International
12/31/2022	575,258	3.34	to	10.98	2,340,017	0.91	0.55	to	2.70	(34.21)		to	(35.58)
12/31/2021	604,191	5.07	to	17.05	3,714,414	0.55	0.55	to	2.70	18.16		to	15.69
12/31/2020	689,936	4.29	to	14.74	3,594,934	2.05	0.55	to	2.70	13.74		to	11.36
12/31/2019	863,965	3.77	to	13.24	3,875,790	0.78	0.55	to	2.70	29.28		to	26.58
12/31/2018	976,286	2.92	to	10.46	3,404,664	2.00	0.55	to	2.70	(18.15)		to	(19.88)

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.